UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06566
                                                     ---------------------------

                           Phoenix Multi-Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                           ---------------------
                   Date of fiscal year end: October 31, 2003
                                            ------------------------
                    Date of reporting period: April 30, 2003
                                              ----------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                               Semiannual Report


April 30, 2003

[LOGO]
GOODWIN
[GRAPHIC OMITTED]



Phoenix-Goodwin
Multi-Sector Fixed Income Fund


Phoenix-Goodwin
Multi-Sector Short Term Bond Fund





[LOGO]
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]

MESSAGE FROM THE CHAIRMAN


[GRAPHIC OMITTED]

DEAR SHAREHOLDER:

      I hope you'll take time to review the activities and performance for your fund for the last 6 months. With this writing, it is encouraging to witness signs that suggest we are at the beginning of the end of one of the most stubborn bear markets in history.

      Not knowing exactly when this market turn will take place, you may feel compelled to postpone investing decisions. However, how you react during uncertain markets may be the difference between success and failure -- not just in recovering your losses, but in reaching your long-term goals.

      It is true that no one knows exactly what we can expect in the coming months. But, it is also true that the best balance of performance and protection requires discipline and diversification. As such, both bond and stock mutual funds could play important roles in your portfolio. Work with your financial advisor to build and maintain a portfolio that will help you achieve long-term success.

      To learn more about your investments and investing, visit
PhoenixInvestments.com.


Sincerely,


/S/ PHILIP R. MCLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds


APRIL 30, 2003



--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND


                          INVESTMENTS AT APRIL 30, 2003
                                   (UNAUDITED)



                                            STANDARD    PAR
                                            & POOR'S   VALUE
                                             RATING    (000)        VALUE
                                            --------   -----     ------------

MUNICIPAL BONDS--7.4%

CALIFORNIA--1.6%
Fresno Pension Obligation Revenue
Taxable 7.80%, 6/1/14 ......................  AAA     $  500     $    616,035

Oakland Pension Obligation Revenue
Taxable Series A 6.95%, 12/15/08 ...........  AAA      1,530        1,793,328
                                                                 ------------
                                                                    2,409,363
                                                                 ------------

CONNECTICUT--1.8%
Mashantucket Western Pequot Tribe
Revenue Taxable Series A 6.91%,
9/1/12 .....................................  AAA      1,400        1,596,056

Mashantucket Western Pequot Tribe
Revenue Taxable Series A 144A 6.57%,
9/1/13(b) ..................................  AAA      1,075        1,194,121
                                                                 ------------
                                                                    2,790,177
                                                                 ------------

FLORIDA--1.4%
University of Miami Exchangeable
Revenue Taxable Series A 7.65%,
4/1/20 .....................................  AAA      2,000        2,169,960

ILLINOIS--1.7%
Chicago Water Revenue 5%, 11/1/31 ..........  AAA      2,000        2,033,180

Metropolitan Pier & Exposition Authority
McCormick Place Expansion Revenue
Series A 5%, 12/15/28 ......................  AAA        500          510,725
                                                                 ------------
                                                                    2,543,905
                                                                 ------------

SOUTH DAKOTA--0.2%
Educational Enhancement Funding
Corp. Revenue Taxable Series A 6.72%,
6/1/25 .....................................   A         355          341,442

TEXAS--0.7%
Frisco Independent School District
5.125%, 8/15/30 ............................  Aaa(c)   1,000        1,029,310

-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $10,403,126)                                      11,284,157
-----------------------------------------------------------------------------


                                            STANDARD    PAR
                                            & POOR'S   VALUE
                                             RATING    (000)        VALUE
                                            --------   -----     ------------

ASSET-BACKED SECURITIES--2.9%

Arc Net Interest Margin Trust 02-9A,
A 7.75%, 12/27/32 ..........................  BBB-    $  766     $    760,073

Litigation Settlement Monetized Fee
Trust 02-5A, A 6%, 10/25/32 ................  Aa(c)    1,222        1,072,064

Pass-Through Amortizing Credit Card
Trust 02-1A, A4FX 8.721%, 6/18/12 ..........  BBB-       716          726,736

Pennant CBO Ltd. 1A, D 13.43%,
3/14/11(k),(l) .............................  Ba(c)    2,000        1,789,600

-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $4,618,003)                                        4,348,473
-----------------------------------------------------------------------------

CORPORATE BONDS--35.2%

AIRLINES--1.4%
Northwest Airlines, Inc. 00-1 8.072%,
10/1/19 ....................................  AAA        971        1,019,285

US Airways, Inc. Pass-Through Trust
98-1 6.85%, 1/30/18 ........................   A       1,333        1,122,137
                                                                 ------------
                                                                    2,141,422
                                                                 ------------

AUTO PARTS & EQUIPMENT--0.9%
TRW Automotive, Inc. 144A 9.375%,
2/15/13(b) .................................  B+       1,250        1,371,875

BROADCASTING & CABLE TV--2.0%
Comcast Cable Communications, Inc.
6.75%, 1/30/11 .............................  BBB      1,000        1,105,770

Insight Midwest LP/ Insight Capital, Inc.
144A 9.75%, 10/1/09(b) .....................  B+         650          700,375

Liberty Media Corp. 5.70%, 5/15/13 .........  BBB      1,250        1,245,350
                                                                 ------------
                                                                    3,051,495
                                                                 ------------

CASINOS & GAMING--2.0%
Harrahs Operating Co., Inc. 7.50%,
1/15/09 ....................................  BBB-       500          568,368


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)        VALUE
                                           --------    ------    ------------

Hollywood Casino Corp. 11.25%,
5/1/07 .....................................  B+      $1,000     $  1,070,000

MGM Mirage, Inc. 8.50%, 9/15/10 ............  BBB-       680          765,000

Mohegan Tribal Gaming Authority
8.125%, 1/1/06 .............................  BB         560          597,800
                                                                 ------------
                                                                    3,001,168
                                                                 ------------

CATALOG RETAIL--0.5%
USA Interactive 7%, 1/15/13 ................  BBB-       750          825,538

CONSUMER FINANCE--1.8%
Ford Motor Credit Co. 7.25%, 10/25/11 ......  BBB        875          878,561

General Electric Capital Corp. Series
MTNA 6%, 6/15/12 ...........................  AAA        500          552,715

General Motors Acceptance Corp.
6.875%, 9/15/11 ............................  BBB        500          510,398

Household Finance Corp. 6.75%,
5/15/11 ....................................   A         750          846,409
                                                                 ------------
                                                                    2,788,083
                                                                 ------------

DIVERSIFIED FINANCIAL SERVICES--4.9%
Janus Capital Group, Inc. 7.75%,
6/15/09 ....................................  BBB+     1,000        1,143,360

Middletown Trust Series C- BR 11.75%,
7/15/10(k),(l) .............................   A       5,472        5,690,488

Pemex Project Funding Master Trust
9.125%, 10/13/10 ...........................  BBB-       500          601,250
                                                                 ------------
                                                                    7,435,098
                                                                 ------------

DIVERSIFIED METALS & MINING--0.3%
Peabody Energy Corp. 144A 6.875%,
3/15/13(b) .................................  BB-        500          522,500

GAS UTILITIES--0.7%
Amerigas Partners LP/Amerigas Eagle
Finance Corp. Series B 8.875%,
5/20/11 ....................................  BB-      1,000        1,085,000

HEALTH CARE DISTRIBUTORS & SERVICES--1.5%
AmeriPath, Inc. 144A 10.50%, 4/1/13(b) .....  B-         375          399,375

AmerisourceBergen Corp. 8.125%,
9/1/08 .....................................  BB-      1,000        1,095,000


                                            STANDARD    PAR
                                            & POOR'S   VALUE
                                             RATING    (000)        VALUE
                                            --------   -----     ------------

Laboratory Corp. of America Holdings
5.50%, 2/1/13 ..............................  BBB     $  750     $    775,357
                                                                 ------------
                                                                    2,269,732
                                                                 ------------

HEALTH CARE FACILITIES--2.2%
HCA, Inc. 6.30%, 10/1/12 ...................  BBB-       700          723,258

Service Corp. International 6%,
12/15/05 ...................................  BB-        300          303,000

Service Corp. International 7.20%,
6/1/06 .....................................  BB-        700          703,500

Tenet Healthcare Corp. 5.375%,
11/15/06 ...................................  BBB-     1,000          970,000

Tenet Healthcare Corp. 6.375%,
12/1/11 ....................................  BBB-       750          716,250
                                                                 ------------
                                                                    3,416,008
                                                                 ------------

HOMEBUILDING--1.4%
Ryland Group, Inc. (The) 8%, 8/15/06 .......  BB+      1,000        1,072,500

WCI Communities, Inc. 9.125%, 5/1/12 .......   B       1,000        1,015,000
                                                                 ------------
                                                                    2,087,500
                                                                 ------------

HOTELS, RESORTS & CRUISE LINES--0.7%
Park Place Entertainment Corp. 7%,
7/15/04 ....................................  BBB-     1,000        1,017,337

INDUSTRIAL CONGLOMERATES--0.7%
Tyco International Group SA 6.375%,
10/15/11 ...................................  BBB-     1,000          990,000

INTEGRATED OIL & GAS--0.7%
Motiva Enterprises LLC 144A 5.20%,
9/15/12(b) .................................  A(c)     1,000        1,011,500

INTEGRATED TELECOMMUNICATION SERVICES--1.1%
Sprint Capital Corp. 8.375%, 3/15/12 .......  BBB-     1,000        1,117,500

Verizon Global Funding Corp. 6.875%,
6/15/12 ....................................  A+         500          574,695
                                                                 ------------
                                                                    1,692,195
                                                                 ------------

LEISURE FACILITIES--0.3%
Bally Total Fitness Holding Corp.
Series D 9.875%, 10/15/07 ..................  B-         425          386,750

MANAGED HEALTH CARE--0.4%
Coventry Health Care, Inc. 8.125%,
2/15/12 ....................................  BB+        500          538,750


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                                            STANDARD    PAR
                                            & POOR'S   VALUE
                                             RATING    (000)        VALUE
                                            --------   -----     ------------

METAL & GLASS CONTAINERS--1.2%
Ball Corp. 6.875%, 12/15/12 ................  BB      $1,250     $  1,321,875

Owens-Brockway Glass Container Corp.
144A 7.75%, 5/15/11(b) .....................  BB         500          518,750
                                                                 ------------
                                                                    1,840,625
                                                                 ------------

MULTI-UTILITIES--0.7%
El Paso Energy Partners L.P. 144A
8.50%, 6/1/10(b) ...........................  BB-      1,000        1,082,500

OIL & GAS EXPLORATION & PRODUCTION--3.4%
Chesapeake Energy Corp. 8.375%,
11/1/08 ....................................  B+       1,620        1,749,600

Denbury Resources, Inc. 144A 7.50%,
4/1/13(b) ..................................   B       1,500        1,548,750

Magnum Hunter Resources, Inc. 9.60%,
3/15/12 ....................................  B+       1,045        1,133,825

XTO Energy, Inc. 144A 6.25%,
4/15/13(b) .................................  BB         625          654,688
                                                                 ------------
                                                                    5,086,863
                                                                 ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.8%
Premco Refining Group, Inc. (The)
144A 9.25%, 2/1/10(b) ......................  BB-        750          828,750

Tesoro Petroleum Corp. 144A 8%,
4/15/08(b) .................................  BB       1,000        1,040,000

Valero Energy Corp. 6.875%, 4/15/12 ........  BBB        750          835,927
                                                                 ------------
                                                                    2,704,677
                                                                 ------------

PACKAGED FOODS & MEATS--0.4%
Del Monte Corp. 144A 8.625%,
12/15/12(b) ................................   B         500          540,625

PAPER PACKAGING--0.7%
Smurfit - Stone Container Corp. 8.25%,
10/1/12 ....................................   B       1,000        1,092,500

PUBLISHING & PRINTING--1.1%
Dex Media East LLC/Dex Media East
Finance Co. 144A 12.125%, 11/15/12(b) ......   B         500          597,500

Reed Elsevier Capital, Inc. 6.75%,
8/1/11 .....................................  A-       1,000        1,130,212
                                                                 ------------
                                                                    1,727,712
                                                                 ------------


                                            STANDARD    PAR
                                            & POOR'S   VALUE
                                             RATING    (000)        VALUE
                                            --------   -----     ------------

SPECIALTY STORES--1.5%
AutoNation, Inc. 9%, 8/1/08 ................  BB+     $1,000     $  1,095,000

Hollywood Entertainment Corp. 9.625%,
3/15/11 ....................................  B-       1,025        1,112,125
                                                                 ------------
                                                                    2,207,125
                                                                 ------------

TELECOMMUNICATIONS EQUIPMENT--0.9%
DirectTV Holdings LLC 144A 8.375%,
3/15/13(b) .................................   B       1,250        1,406,250

-----------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $50,774,137)                                      53,320,828
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--15.6%

Bank of America Mortgage Securities
99-7, A24 6.50%, 7/25/29 ...................  AAA      2,000        2,045,243

Commercial Resecuritization Trust
01-ABC2, A1 7.17%, 2/21/13(j) ..............  Aaa(c)   1,750        1,918,164

CS First Boston Mortgage Securities
Corp. 97-1R, 1M4 7.381%, 2/28/22(d) ........  Baa(c)   1,055        1,053,493

CS First Boston Mortgage Securities
Corp. 97-C2, A3 6.55%, 1/17/35 .............  AAA      1,000        1,119,612

First Chicago/Lennar Trust 97-CHL1,
D 7.939%, 4/29/39(d) .......................  BB(c)    2,275        2,312,324

GMAC Commercial Mortgage Securities,
Inc. 97-C2, A3 6.566%, 4/15/29 .............  Aaa(c)   1,000        1,116,659

Mortgage Capital Funding, Inc. 98-MC2,
B 6.549%, 6/18/30(j) .......................  Aa(c)    2,500        2,805,469

Norwest Asset Securities Corp. 97-18,
B2 6.75%, 12/25/27 .........................  A+(c)      804          808,907

Norwest Asset Securities Corp. 98-2, B1
6.50%, 2/25/28 .............................  AA+(c)   2,504        2,523,537

Norwest Asset Securities Corp. 98-22,
B3 6.25%, 9/25/28 ..........................  A-(c)      590          603,983

Norwest Asset Securities Corp. 99-12,
B3 6.25%, 5/25/29 ..........................  AA-(c)     475          488,398

Norwest Asset Securities Corp. 99-17,
B3 6.25%, 6/25/29 ..........................  BBB(c)     536          544,236


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                                            STANDARD    PAR
                                            & POOR'S   VALUE
                                             RATING    (000)        VALUE
                                            --------   -----     ------------

Norwest Asset Securities Corp. 99-3,
B3 6%, 1/25/29 .............................  BBB+(c) $  710     $    714,919

Norwest Asset Securities Corp. 99-6,
B3 6%, 3/25/29 .............................  BBB+(c)    417          419,437

Paine Webber Mortgage Acceptance
Corp. 00-1, M 7.75%, 9/25/30 ...............  AA(c)    1,895        1,892,735

Vanderbilt Mortgage Finance 02-C, A4
6.57%, 8/7/24 ..............................  AAA      1,000        1,021,226

Wells Fargo Mortgage Backed Securities
Trust 00-2, 2B2 7.75%, 6/25/30 .............  AA+(c)     613          614,820

Wells Fargo Mortgage Backed Securities
Trust 00-2, 2B3 7.75%, 6/25/30 .............  A+(c)      409          412,238

Wells Fargo Mortgage Backed Securities
Trust 00-6, B2 7%, 8/25/30 .................  AAA(c)     769          778,318

Wells Fargo Mortgage Backed Securities
Trust 00-6, B3 7%, 8/25/30 .................  AA+(c)     512          514,100

-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $22,299,806)                                      23,707,818
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--27.0%

AUSTRALIA--0.7%
Australian Government Series 803
9.50%, 8/15/03 .............................  AAA      1,750(e)     1,109,274

AUSTRIA--0.8%
Republic of Austria Series EMTN 5.50%,
10/20/07 ...................................  AAA      1,000(f)     1,222,602

BRAZIL--3.9%
Federal Republic of Brazil C Bond 8%,
4/15/14 ....................................  B+       6,773        5,974,840

BULGARIA--0.6%
Republic of Bulgaria 144A 8.25%,
1/15/15(b) .................................  BB         496          559,240

Republic of Bulgaria RegS 8.25%,
1/15/15 ....................................  BB         254          286,385
                                                                 ------------
                                                                      845,625
                                                                 ------------

CHILE--0.7%
Republic of Chile 5.50%, 1/15/13 ...........  A-       1,000        1,026,250


                                            STANDARD   PAR
                                            & POOR'S  VALUE
                                             RATING   (000)         VALUE
                                            --------  -----      ------------

COLOMBIA--2.3%
Republic of Colombia 10%, 1/23/12 ..........  BB      $1,000     $  1,103,500

Republic of Colombia 10.75%, 1/15/13 .......  BB       1,000        1,152,500

Republic of Colombia 11.75%, 2/25/20 .......  BB       1,000        1,212,500
                                                                 ------------
                                                                    3,468,500
                                                                 ------------

COSTA RICA--0.3%
Republic of Costa Rica 144A 8.11%,
2/1/12(b) ..................................  BB         500          517,500

DOMINICAN REPUBLIC--0.4%
Dominican Republic 144A 9.04%,
1/23/13(b) .................................  BB-        600          605,250

JAMAICA--0.1%
Government of Jamaica 10.625%,
6/20/17 ....................................  B+         125          101,250

MEXICO--2.6%
United Mexican States 7.50%, 1/14/12 .......  BBB-     2,000        2,260,500

United Mexican States 8.125%,
12/30/19 ...................................  BBB-     1,500        1,696,500
                                                                 ------------
                                                                    3,957,000
                                                                 ------------

NORWAY--0.7%
Norwegian T-Bill Series NS76 0%,
6/18/03 ....................................  AAA      7,000(g)       994,117

PANAMA--1.1%
Republic of Panama 8.25%, 4/22/08 ..........  BB         500          541,250

Republic of Panama 9.625%, 2/8/11 ..........  BB       1,000        1,145,000
                                                                 ------------
                                                                    1,686,250
                                                                 ------------

PERU--0.9%
Republic of Peru 9.125%, 1/15/08 ...........  BB-        750          834,375

Republic of Peru 9.875%, 2/6/15 ............  BB-        500          562,500
                                                                 ------------
                                                                    1,396,875
                                                                 ------------

PHILIPPINES--1.4%
Republic of the Philippines 9.875%,
1/15/19 ....................................  BB+      1,000        1,042,500

Republic of the Philippines 10.625%,
3/16/25 ....................................  BB       1,000        1,082,500
                                                                 ------------
                                                                    2,125,000
                                                                 ------------


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                                            STANDARD   PAR
                                            & POOR'S  VALUE
                                             RATING   (000)         VALUE
                                            --------  -----      ------------

RUSSIA--5.4%
Russian Federation RegS 5%, 3/31/30(d) .....  BB      $9,000     $  8,139,375

SOUTH AFRICA--2.1%
Republic of South Africa 7.375%,
4/25/12 ....................................  BBB-     1,500        1,695,900

Republic of South Africa Series R 150
12%, 2/28/05 ...............................  A-       5,000(h)       702,026

Republic of South Africa Series R153
13%, 8/31/10 ...............................  A-       5,000(h)       792,226
                                                                 ------------
                                                                    3,190,152
                                                                 ------------

UKRAINE--1.8%
Government of Ukraine RegS 11%,
3/15/07 ....................................   B       2,427        2,717,879

VENEZUELA--1.2%
Republic of Venezuela DCB Series DL
2.313%, 12/18/07(d) ........................  CCC+     2,500        1,885,937

-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $36,032,080)                                      40,963,676
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--9.9%

CANADA--1.7%
Cascades, Inc. 144A 7.25%, 2/15/13(b) ......  BB+        750          795,000

Rogers Cable, Inc. 7.875%, 5/1/12 ..........  BBB-     1,000        1,075,000

Tembec Industries, Inc. 7.75%, 3/15/12 .....  BB+        750          765,000
                                                                 ------------
                                                                    2,635,000
                                                                 ------------

CHILE--0.7%
Petropower I Funding Trust 144A
7.36%, 2/15/14(b) ..........................  BBB      1,134        1,003,652

FRANCE--1.1%
Crown European Holdings SA 144A
10.25%, 3/1/11(b) ..........................  B+       1,500(f)     1,749,364

IRELAND--2.3%
Clondalkin Industries plc 10.625%,
1/15/10 ....................................  B-       1,500(f)     1,866,546

MDP Acquisitions plc 144A 9.625%,
10/1/12(b) .................................   B         750          817,500


                                            STANDARD   PAR
                                            & POOR'S  VALUE
                                             RATING   (000)         VALUE
                                            --------  -----      ------------

MDP Acquisitions plc 144A 9.625%,
10/1/12(b) .................................   B      $  750     $    817,500
                                                                 ------------
                                                                    3,501,546
                                                                 ------------

NETHERLANDS--1.8%
Deutsche Telekom International Finance
BV 8.50%, 6/15/10(d) .......................  BBB+     1,000        1,207,344

Kazkommerts International BV 144A
8.50%, 4/16/13(b) ..........................  BB-      1,000          993,750

Kazkommerts International BV RegS
10.125%, 5/8/07 ............................  BB-        500          548,750
                                                                 ------------
                                                                    2,749,844
                                                                 ------------

RUSSIA--0.8%
Tyumen Oil Co. 144A 11%, 11/6/07(b) ........  B+         500          576,875

Tyumen Oil Co. RegS 11%, 11/6/07 ...........  B+         500          578,750
                                                                 ------------
                                                                    1,155,625
                                                                 ------------

UKRAINE--1.2%
Kyivstar GSM RegS 12.75%, 11/21/05 .........  B-       1,600        1,752,000

UNITED KINGDOM--0.3%
Xerox Capital Europe plc 5.875%,
5/15/04 ....................................  B+         500          506,250

-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $13,994,112)                                      15,053,281
-----------------------------------------------------------------------------

CREDIT LINKED NOTES--1.3%

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
STEERS Credit Linked Trust 2001,
Series SLR-2 Repackaged Selectron
Corp. 5.34%, 5/20/03(d) ....................  Ba(c)    2,000        1,999,000

-----------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $2,000,000)                                        1,999,000
-----------------------------------------------------------------------------

LOAN AGREEMENTS--1.4%

BROADCASTING & CABLE TV--0.8%
United Pan-Europe Communications
Tranche C2 6.80%, 3/31/09(d),(m) ...........  B(c)     1,500        1,132,500

FOREIGN GOVERNMENT GUARANTEED--0.6%
Republic of Algeria 2.188%, 3/4/10(d),(n)...  B(c)     1,000          940,000

-----------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $2,111,423)                                        2,072,500
-----------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                                                     SHARES          VALUE
                                                    --------     ------------
COMMON STOCKS--0.0%


INTEGRATED TELECOMMUNICATION SERVICES--0.0%

AT&T Latin America Corp. Class A(i) ........         137,550     $      9,628

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(i),(k),(l) ............           3,650            7,300

-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $756,366)                                             16,928
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $142,989,053)                                    152,766,661(a)

Other assets and liabilities, net--(0.7)%                          (1,021,982)

NET ASSETS--100.0%                                               $151,744,679


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $11,673,806 and gross depreciation of $2,396,234 for federal income tax purposes. At April 30, 2003, the aggregate cost of securities for federal income tax purposes was $143,489,089.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2003, these securities amounted to a value of $21,853,190 or 14.4% of net assets.
(c) As rated by Moody's or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Par value represents Australian Dollar.
(f) Par value represents Euro.
(g) Par value represents Norwegian Krone.
(h) Par value represents South African Rand.
(i) Non-income producing.
(j) All or a portion segregated as collateral for forward currency contracts and a when-issued security.
(k) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At April 30, 2003, these securities, which are included in illiquid securities below, amounted to $7,487,388 or 4.9% of net assets.
(l) Illiquid. At April 30, 2003, these securities amounted to a value of $7,487,388 or 4.9% of net assets.
(m) Restricted security was acquired on October 11, 2001, at a cost of $1,132,500.
(n) Restricted security was acquired on March 31, 2003, at a cost of $932,500.


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                   (UNAUDITED)


ASSETS
Investment securities at value
   (Identified cost $142,989,053)                                 $152,766,661
Receivables
   Interest                                                          2,642,409
   Investment securities sold                                        2,405,842
   Fund shares sold                                                    308,862
   Receivable from adviser                                               1,305
Prepaid expenses                                                           753
                                                                  ------------
     Total assets                                                  158,125,832
                                                                  ------------
LIABILITIES
Payables
   Cash overdraft                                                      167,133
   Investment securities purchased                                   5,277,242
   Fund shares repurchased                                             249,048
   Income distribution payable                                         323,522
   Net unrealized depreciation on forward currency contracts           104,319
   Investment advisory fee                                              67,786
   Transfer agent fee                                                   66,507
   Distribution and service fees                                        53,575
   Financial agent fee                                                  11,232
   Trustees' fee                                                         4,193
Accrued expenses                                                        56,596
                                                                  ------------
     Total liabilities                                               6,381,153
                                                                  ------------
NET ASSETS                                                        $151,744,679
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $221,075,977
Undistributed net investment income                                    150,058
Accumulated net realized loss                                      (79,160,652)
Net unrealized appreciation                                          9,679,296
                                                                  ------------
NET ASSETS                                                        $151,744,679
                                                                  ============
CLASS A
Shares of beneficial interest, no par value,
   166,666,667 authorization (Net Assets $114,189,751)              10,782,748
Net asset value per share                                               $10.59
Offering price per share $10.59/(1-4.75%)                               $11.12

CLASS B
Shares of beneficial interest, no par value,
   166,666,667 authorization (Net Assets $29,035,971)                2,748,272
Net asset value and offering price per share                            $10.57

CLASS C
Shares of beneficial interest, no par value,
   166,666,667 authorization (Net Assets $8,518,957)                   803,053
Net asset value and offering price per share                            $10.61



                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2003
                                   (UNAUDITED)


INVESTMENT INCOME
Interest                                                           $  5,916,391
Foreign taxes withheld                                                   (7,047)
                                                                   ------------
     Total investment income                                          5,909,344
                                                                   ------------
EXPENSES
Investment advisory fee                                                 400,354
Service fees, Class A                                                   137,092
Distribution and service fees, Class B                                  142,508
Distribution and service fees, Class C                                   37,041
Financial agent fee                                                      68,823
Transfer agent                                                          125,736
Professional                                                             23,721
Printing                                                                 22,246
Registration                                                             18,834
Custodian                                                                16,042
Trustees                                                                 13,563
Miscellaneous                                                            15,226
                                                                   ------------
     Total expenses                                                   1,021,186
                                                                   ------------

NET INVESTMENT INCOME                                                 4,888,158
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                       2,020,980
Net realized loss on foreign currency                                   (30,246)
Net change in unrealized appreciation (depreciation)
   on investments                                                     8,884,918
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions                   (99,439)
                                                                   ------------
NET GAIN ON INVESTMENTS                                              10,776,213
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 15,664,371
                                                                   ============


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                       Six Months
                                                                                          Ended
                                                                                         4/30/03           Year Ended
                                                                                       (Unaudited)          10/31/02
                                                                                       ------------       ------------
FROM OPERATIONS
   Net investment income (loss)                                                        $  4,888,158       $ 11,279,326
   Net realized gain (loss)                                                               1,990,734        (14,212,434)
   Net change in unrealized appreciation (depreciation)                                   8,785,479         10,927,534
                                                                                       ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           15,664,371          7,994,426
                                                                                       ------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                        (3,538,369)        (8,244,399)
   Net investment income, Class B                                                          (821,384)        (2,198,126)
   Net investment income, Class C                                                          (211,615)          (394,118)
   Tax return of capital, Class A                                                                --           (127,846)
   Tax return of capital, Class B                                                                --            (33,399)
   Tax return of capital, Class C                                                                --             (5,988)
                                                                                       ------------       ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                             (4,571,368)       (11,003,876)
                                                                                       ------------       ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (864,309 and 1,578,833 shares, respectively)             8,816,353         15,754,567
   Net asset value of shares issued from reinvestment of distributions
     (218,702 and 508,905 shares, respectively)                                           2,237,743          5,073,191
   Cost of shares repurchased (1,277,077 and 2,608,174 shares, respectively)            (13,014,271)       (26,042,619)
                                                                                       ------------       ------------
Total                                                                                    (1,960,175)        (5,214,861)
                                                                                       ------------       ------------
CLASS B
   Proceeds from sales of shares (178,612 and 456,919 shares, respectively)               1,821,035          4,537,720
   Net asset value of shares issued from reinvestment of distributions
     (45,392 and 125,361 shares, respectively)                                              463,165          1,248,476
   Cost of shares repurchased (433,418 and 1,425,723 shares, respectively)               (4,396,626)       (14,232,037)
                                                                                       ------------       ------------
Total                                                                                    (2,112,426)        (8,445,841)
                                                                                       ------------       ------------
CLASS C
   Proceeds from sales of shares (273,676 and 204,703 shares, respectively)               2,780,706          2,047,218
   Net asset value of shares issued from reinvestment of distributions
     (12,602 and 22,128 shares, respectively)                                               129,435            220,919
   Cost of shares repurchased (85,282 and 236,906 shares, respectively)                    (872,301)        (2,373,211)
                                                                                       ------------       ------------
Total                                                                                     2,037,840           (105,074)
                                                                                       ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                             (2,034,761)       (13,765,776)
                                                                                       ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                  9,058,242        (16,775,226)

NET ASSETS
   Beginning of period                                                                  142,686,437        159,461,663
                                                                                       ------------       ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME AND DISTRIBUTIONS
     IN EXCESS OF NET INVESTMENT INCOME OF $150,058 AND ($166,732), RESPECTIVELY]      $151,744,679       $142,686,437
                                                                                       ============       ============


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund



                                                   FINANCIAL HIGHLIGHTS
                         (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS A
                                                -------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                         YEAR ENDED OCTOBER 31
                                                  4/30/03       ---------------------------------------------------------
                                                (UNAUDITED)     2002(4)       2001        2000         1999        1998
Net asset value, beginning of period               $ 9.82       $10.03       $10.44      $10.85       $11.20      $13.50

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                      0.35         0.75         0.85        0.95         0.96        1.07
   Net realized and unrealized gain (loss)           0.75        (0.21)       (0.37)      (0.46)       (0.30)      (1.88)
                                                   ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                1.10         0.54         0.48        0.49         0.66       (0.81)
                                                   ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income             (0.33)       (0.74)       (0.86)      (0.90)       (1.01)      (1.07)
   Distributions from net realized gains               --           --           --          --           --       (0.42)
   Tax return of capital                               --        (0.01)       (0.03)         --           --          --
                                                   ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                            (0.33)       (0.75)       (0.89)      (0.90)       (1.01)      (1.49)
                                                   ------       ------       ------      ------       ------      ------
Change in net asset value                            0.77        (0.21)       (0.41)      (0.41)       (0.35)      (2.30)
                                                   ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                     $10.59       $ 9.82       $10.03      $10.44       $10.85      $11.20
                                                   ======       ======       ======      ======       ======      ======
Total return(1)                                     11.44%(6)     5.52%        4.70%       4.49%        5.97%      (6.86)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $114,190     $107,782     $115,278    $109,356     $125,931    $156,317

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                1.22%(5)     1.26%(3)     1.27%(2)    1.22%(2)     1.14%(3)    1.08 %
   Net investment income                             6.90%(5)     7.42%        8.90%       8.99%        8.59%       8.17 %
Portfolio turnover                                     70%(6)      156%         210%        168%         133%        157 %

(1) Maximum sales charges are not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) For the years ended October 31, 2002 and 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.25% and 1.13%, respectively.
(4) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01, and increase the ratio of net investment income to average net assets from 7.33% to 7.42%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) Annualized.
(6) Not annualized.

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Fixed Income Fund


                                                   FINANCIAL HIGHLIGHTS
                         (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS B
                                                 ------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                       YEAR ENDED OCTOBER 31
                                                   4/30/03      ---------------------------------------------------------
                                                 (UNAUDITED)    2002(4)       2001        2000         1999        1998
Net asset value, beginning of period               $ 9.80       $10.01       $10.42      $10.84       $11.18      $13.48
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                      0.31         0.67         0.78        0.87         0.87        0.96
   Net realized and unrealized gain (loss)           0.75        (0.21)       (0.37)      (0.47)       (0.29)      (1.87)
                                                   ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                1.06         0.46         0.41        0.40         0.58       (0.91)
                                                   ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income             (0.29)       (0.66)       (0.79)      (0.82)       (0.92)      (0.97)
   Distributions from net realized gains               --           --           --          --           --       (0.42)
   Tax return of capital                               --        (0.01)       (0.03)         --           --          --
                                                   ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                            (0.29)       (0.67)       (0.82)      (0.82)       (0.92)      (1.39)
                                                   ------       ------       ------      ------       ------      ------
Change in net asset value                            0.77        (0.21)       (0.41)      (0.42)       (0.34)      (2.30)
                                                   ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                     $10.57       $ 9.80       $10.01      $10.42       $10.84      $11.18
                                                   ======       ======       ======      ======       ======      ======
Total return(1)                                     11.07%(6)     4.74%        3.94%       3.66%        5.15%      (7.51)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $29,036      $28,982      $38,037     $63,529      $92,725    $124,075

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                1.97%(5)     2.01%(3)     2.01%(2)    1.95%(2)     1.89%(3)    1.84 %
   Net investment income                             6.15%(5)     6.69%        8.21%       8.24%        7.83%       7.36 %
Portfolio turnover                                     70%(6)      156%         210%        168%         133%        157 %




                                                                                  CLASS C
                                                 -------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                         YEAR ENDED OCTOBER 31
                                                   4/30/03      ----------------------------------------------------------
                                                 (UNAUDITED)    2002(4)       2001        2000         1999        1998
Net asset value, beginning of period               $ 9.84       $10.04       $10.45      $10.87       $11.21      $13.48
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                      0.32         0.68         0.77        0.86         0.88        0.97
   Net realized and unrealized gain (loss)           0.74        (0.21)       (0.36)      (0.46)       (0.30)      (1.85)
                                                   ------       ------       ------      ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                1.06         0.47         0.41        0.40         0.58       (0.88)
                                                   ------       ------       ------      ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income             (0.29)       (0.66)       (0.79)      (0.82)       (0.92)      (0.97)
   Distributions from net realized gains               --           --           --          --           --       (0.42)
   Tax return of capital                               --        (0.01)       (0.03)         --           --          --
                                                   ------       ------       ------      ------       ------      ------
     TOTAL DISTRIBUTIONS                            (0.29)       (0.67)       (0.82)      (0.82)       (0.92)      (1.39)
                                                   ------       ------       ------      ------       ------      ------
Change in net asset value                            0.77        (0.20)       (0.41)      (0.42)       (0.34)      (2.27)
                                                   ------       ------       ------      ------       ------      ------
NET ASSET VALUE, END OF PERIOD                     $10.61       $ 9.84       $10.04      $10.45       $10.87      $11.21
                                                   ======       ======       ======      ======       ======      ======
Total return(1)                                     11.13%(6)     4.71%        3.92%       3.65%        5.23%      (7.36)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $8,519       $5,922       $6,147      $6,195       $7,145      $5,937

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                1.97%(5)     2.01%(3)     2.02%(2)    1.97%(2)     1.89%(3)    1.88 %
   Net investment income                             6.16%(5)     6.66%        8.18%       8.23%        7.83%       7.46 %
Portfolio turnover                                     70%(6)      156%         210%        168%         133%        157 %

(1) Maximum sales charges are not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) For the years ended October 31, 2002 and 1999, the ratios of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratios would be 2.00% and 1.88%, respectfully.
(4) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01 for class B and class C, decrease net realized and unrealized gains and losses per share by $0.01 for class B and class C, and increase the ratio of net investment income to average net assets from 6.61% to 6.69% for class B and from 6.57% to 6.66% for class C, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) Annualized.
(6) Not annualized.

                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND


                          INVESTMENTS AT APRIL 30, 2003
                                   (UNAUDITED)


                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------   ------------
U.S. GOVERNMENT SECURITIES--3.5%

U.S. TREASURY NOTES--3.5%
U.S. Treasury Notes 3%, 2/15/08 ............  Aaa      $11,000   $ 11,113,432

-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $11,093,413)                                      11,113,432
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--10.0%

Fannie Mae 5%, 8/25/12 .....................  Aaa        3,000      3,136,724

Fannie Mae 6%, 3/19/16 .....................  Aaa        2,042      2,140,614

Fannie Mae 5.50%, 2/1/18 ...................  Aaa        5,000      5,204,714

Fannie Mae 4.50%, 4/1/18 ...................  Aaa        3,500      3,553,594

Fannie Mae 5%, 4/1/18 ......................  Aaa        4,975      5,141,742

Fannie Mae 6%, 12/1/32 .....................  Aaa        1,825      1,901,577

Fannie Mae 5.50%, 5/1/33 ...................  Aaa        3,000      3,081,563

GNMA 6.50%, '31-'32 ........................  Aaa        7,526      7,914,722

-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $31,495,366)                                      32,075,250
-----------------------------------------------------------------------------

AGENCY NON MORTGAGE-BACKED
SECURITIES--1.3%

Fannie Mae 3.25%, 1/15/08 ..................  Aaa        2,000      2,026,090

Fannie Mae 5.50%, 8/1/17 ...................  Aaa        2,116      2,202,658

-----------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $4,157,607)                                        4,228,748
-----------------------------------------------------------------------------

MUNICIPAL BONDS--2.4%

CALIFORNIA--0.3%
Oakland Pension Obligation Revenue
Taxable Series A 6.95%, 12/15/08 ...........  Aaa          575        672,526


                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------   ------------

San Bernardino County Pension
Obligation Revenue Taxable 6.87%,
8/1/08 .....................................  Aaa      $   250   $    288,072
                                                                 ------------
                                                                      960,598
                                                                 ------------

DISTRICT OF COLUMBIA--0.1%
American National Red Cross Revenue
Taxable Series A 6.88%, 11/15/04 ...........  Aaa          350        377,611

FLORIDA--0.2%
Tampa Solid Waste System Revenue
Taxable Series A 6.18%, 10/1/04 ............  Aaa          500        531,475

MAINE--0.2%
Lewiston Pension Obligation Taxable 5%,
12/15/06 ...................................  Aaa          500        540,375

MASSACHUSETTS--0.4%
Harvard University Revenue Taxable
8.125%, 4/15/07 ............................  Aaa        1,000      1,193,400

NEW JERSEY--0.3%
New Jersey Sports & Exposition
Authority Taxable Series D 6.50%,
3/1/08 .....................................  Aaa        1,000      1,125,240

PENNSYLVANIA--0.3%
Philadelphia Authority for Industrial
Development Pension Funding
Retirement Systems Revenue Taxable
Series A 5.69%, 4/15/07 ....................  Aaa        1,000      1,094,280

SOUTH DAKOTA--0.1%
Educational Enhancement Funding
Corp. Revenue Taxable Series A 6.72%,
6/1/25 .....................................  Aa           180        172,676

TEXAS--0.2%
Texas Veterans Obligation Taxable
Series A 7.625%, 12/1/06 ...................  Aa           695        808,480

WASHINGTON--0.3%
State Housing Trust Fund General
Obligation Taxable Series T 5%, 7/1/08 .....  Aa         1,000      1,065,710

-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $7,552,246)                                        7,869,845
-----------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------   ------------

ASSET-BACKED SECURITIES--8.5%

American Business Financial Services
02-2, A3 4.76%, 6/15/21 ....................  Aaa      $ 1,000   $  1,028,348

AmeriCredit Automobile Receivables
Trust 01-1, E 9.29%, 2/6/08 ................  Ba             5          4,720

AmeriCredit Automobile Receivables
Trust 01-D, A4 4.41%, 11/12/08 .............  Aaa          735        760,600

AmeriCredit Automobile Receivables
Trust 02-1, E 8.40%, 8/6/09 ................  Ba           295        251,171

Arc Net Interest Margin Trust 02-9A,
A 7.75%, 12/27/32 ..........................  Baa        1,150      1,140,109

Capital Auto Receivables Asset Trust
02-3, A2A 3.05%, 9/15/05 ...................  Aaa        1,510      1,547,448

Capital One Master Trust 01-5, A
5.30%, 6/15/09 .............................  Aaa        1,000      1,069,769

Detroit Edison Securitization Funding
LLC 01-1, A2 5.51%, 3/1/07 .................  Aaa        1,630      1,700,386

DLJ Mortgage Acceptance Corp.,
96-CF2, A2 7.28%, 11/12/21 .................  AA+(c)     2,000      2,248,938

DLJ Mortgage Acceptance Corp.,
97-CF2, B2TB 6.99%, 10/15/30 ...............  Baa          505        517,504

GMAC Mortgage Corporation Loan
Trust 02-J6, A17 6.25%, 10/25/32 ...........  Aaa        3,000      3,139,754

Irwin Home Equity 01-2, 2A4 5.68%,
2/25/16 ....................................  Aaa        1,500      1,532,344

Litigation Settlement Monetized Fee
Trust 02-5A, A 6%, 10/25/32 ................   A           855        750,037

MBNA Master Credit Card Trust 98-C,
C 6.35%, 11/15/05 ..........................  BBB(c)       525        527,297

Merrill Lynch Mortgage Investors, Inc.,
95-C3, A3 7.838%, 12/26/25(d) ..............  AAA(c)       676        704,559

Pass-Through Amortizing Credit Card
Trust 02-1A, A4FX 8.721%, 6/18/12 ..........  Baa          358        363,368

Residential Asset Mortgage Products,
Inc. 03-R21, AI3 3.49%, 8/25/29 ............  AAA(c)     2,000      2,035,265


                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------   ------------

Saxson Asset Security Trust 03-1, AF3
2.92%, 8/25/24 .............................  Aaa      $ 2,500   $  2,509,375

Seneca Funding I Ltd. 1A, A 4.57%,
5/31/29(d) .................................  Aa         2,000      1,920,000

WFS Financial Owner Trust 03-1, A4
2.74%, 9/20/10 .............................  Aaa        2,000      2,018,723

World Omni Auto Receivables Trust
02-A, A4 4.05%, 7/15/09 ....................  Aaa        1,500      1,572,009

-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $27,138,296)                                      27,341,724
-----------------------------------------------------------------------------

CORPORATE BONDS--36.8%

AGRICULTURAL PRODUCTS--0.2%
Corn Products International, Inc.
8.25%, 7/15/07 .............................  Ba           500        530,000

ALUMINUM--0.3%
Alcoa, Inc. 4.25%, 8/15/07(k) ..............   A         1,000      1,044,069

AUTO PARTS & EQUIPMENT--0.6%
Lear Corp. Series B 7.96%, 5/15/05 .........  Ba         1,000      1,075,000

TRW Automotive, Inc. 144A 11%,
2/15/13(b) .................................   B           750        825,000
                                                                 ------------
                                                                    1,900,000
                                                                 ------------

AUTOMOBILE MANUFACTURERS--0.5%
DaimlerChrysler NA Holding Corp. 6.40%,
5/15/06 ....................................   A           500        546,294

DaimlerChrysler NA Holding Corp.
4.75%, 1/15/08 .............................   A         1,000      1,033,055
                                                                 ------------
                                                                    1,579,349
                                                                 ------------

BANKS--0.5%
Golden West Financial Corp. 4.125%,
8/15/07 ....................................   A         1,000      1,041,442

PNC Funding Corp. 5.75%, 8/1/06 ............   A           400        435,498
                                                                 ------------
                                                                    1,476,940
                                                                 ------------

BROADCASTING & CABLE TV--1.5%
Clear Channel Communications, Inc.
6%, 11/1/06 ................................  Baa        1,000      1,084,960

Comcast Cable Communications, Inc.
8.375%, 5/1/07 .............................  Baa        1,000      1,155,120


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------   ------------

Cox Communications, Inc. 7.50%,
8/15/04 ....................................  Baa      $ 1,000   $  1,066,537

Liberty Media Corp. 5.70%, 5/15/13 .........  Baa          500        498,142

TCI Communications, Inc. 6.875%,
2/15/06 ....................................  Baa        1,000      1,096,065
                                                                 ------------
                                                                    4,900,824
                                                                 ------------

BUILDING PRODUCTS--0.7%
American Standard, Inc. 7.375%,
2/1/08 .....................................  Ba         1,000      1,085,000

Masco Corp. 4.625%, 8/15/07 ................  Baa        1,125      1,157,290
                                                                 ------------
                                                                    2,242,290
                                                                 ------------

CASINOS & GAMING--1.6%
Harrahs Operating Co., Inc. 7.875%,
12/15/05 ...................................  Ba         1,000      1,080,000

Harrahs Operating Co., Inc. 7.125%,
6/1/07 .....................................  Baa          500        547,965

Hollywood Casino Corp. 11.25%,
5/1/07 .....................................  B+(c)      1,000      1,070,000

MGM Mirage, Inc. 6.75%, 8/1/07 .............  Ba           500        516,250

MGM Mirage, Inc. 8.50%, 9/15/10 ............  Ba           280        313,600

Mohegan Tribal Gaming Authority
8.125%, 1/1/06 .............................  Ba           490        523,075

Park Place Entertainment Corp.
7.875%, 12/15/05 ...........................  Ba         1,000      1,050,000
                                                                 ------------
                                                                    5,100,890
                                                                 ------------

COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons 5%, 11/15/06 .......   A           500        524,345

COMPUTER HARDWARE--0.8%
Compaq Computer Co. 6.20%, 5/15/03 .........  A-(c)        500        500,505

Hewlett-Packard Co. 3.625%, 3/15/08 ........   A         2,000      2,003,028
                                                                 ------------
                                                                    2,503,533
                                                                 ------------

CONSUMER FINANCE--3.6%
Capital One Bank 6.50%, 7/30/04 ............  Baa        2,000      2,065,530

Ford Motor Credit Co. 6.50%, 1/25/07 .......   A         2,500      2,555,482


                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------   ------------

General Electric Capital Corp. Series A
5%, 6/15/07(k) .............................  Aaa      $ 2,000   $  2,153,546

General Motors Acceptance Corp.
6.125%, 2/1/07 .............................   A         1,000      1,035,864

General Motors Acceptance Corp.
6.125%, 8/28/07 ............................   A         1,500      1,557,623

Household Finance Corp. 4.625%,
1/15/08 ....................................   A         2,000      2,087,006
                                                                 ------------
                                                                   11,455,051
                                                                 ------------

DATA PROCESSING SERVICES--0.4%
First Data Corp. 4.70%, 11/1/06 ............   A         1,250      1,324,504

DIVERSIFIED COMMERCIAL SERVICES--0.5%
International Lease Finance Corp.
5.625%, 6/1/07 .............................   A         1,500      1,570,147

DIVERSIFIED FINANCIAL SERVICES--3.0%
Citigroup, Inc. 3.50%, 2/1/08 ..............  Aa         2,000      2,019,920

Erac USA Finance Co. 144A 7.35%,
6/15/08(b) .................................  Baa          500        568,600

Janus Capital Group, Inc. 7%, 11/1/06 ......  Baa          500        546,358

Janus Capital Group, Inc. 7.75%,
6/15/09 ....................................  Baa          250        285,840

John Deere Capital Corp. 3.90%,
1/15/08 ....................................   A         2,500      2,551,255

Lehman Brothers Holdings, Inc. 6.25%,
5/15/06 ....................................   A           500        554,227

Lehman Brothers Holdings, Inc. 4%,
1/22/08 ....................................   A         1,500      1,532,087

Southern Capital Corp. 144A 5.70%,
6/30/22(b) .................................  Aaa          473        501,516

TIAA Global Markets 144A 2.75%,
1/13/06(b) .................................  Aaa        1,000      1,011,457
                                                                 ------------
                                                                    9,571,260
                                                                 ------------

DIVERSIFIED METALS & MINING--0.4%
Freeport - McMoRan Copper & Gold,
Inc. 144A 10.125%, 2/1/10(b) ...............   B           500        542,500


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------   ------------

Peabody Energy Corp. 144A 6.875%,
3/15/13(b) .................................  Ba       $   750   $    783,750
                                                                 ------------
                                                                    1,326,250
                                                                 ------------

ELECTRIC UTILITIES--0.7%
Appalachian Power Co. Series E 4.80%,
6/15/05(k) .................................  Baa        1,000      1,042,397

Duke Energy Corp. 144A 3.75%,
3/5/08(b) ..................................   A         1,000      1,010,294
                                                                 ------------
                                                                    2,052,691
                                                                 ------------

ENVIRONMENTAL SERVICES--1.0%
Allied Waste North America Series B
7.375%, 1/1/04 .............................  Ba           500        515,000

Allied Waste North America Series B
7.875%, 1/1/09 .............................  Ba         1,000      1,037,500

USA Waste Services, Inc. 7.125%,
10/1/07 ....................................  Baa        1,500      1,696,600
                                                                 ------------
                                                                    3,249,100
                                                                 ------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
IMC Global, Inc. 7.625%, 11/1/05 ...........  Ba         1,500      1,537,500

FOOD RETAIL--0.7%
Delhaize America, Inc. 7.375%, 4/15/06 .....  Ba         2,000      2,080,000

FOREST PRODUCTS--0.7%
Weyerhaeuser Co. 6%, 8/1/06 ................  Baa        2,000      2,167,676

HEALTH CARE DISTRIBUTORS & SERVICES--1.0%
AmeriPath, Inc. 144A 10.50%, 4/1/13(b) .....   B           375        399,375

AmerisourceBergen Corp. 8.125%,
9/1/08 .....................................  Ba           750        821,250

Laboratory Corp. of America Holdings
5.50%, 2/1/13 ..............................  Baa        1,000      1,031,868

Owens-Brockway Glass Container Corp.
144A 7.75%, 5/15/11(b) .....................   B           500        518,750

Quest Diagnostic, Inc. 6.75%, 7/12/06 ......  Baa          500        552,778
                                                                 ------------
                                                                    3,324,021
                                                                 ------------

HEALTH CARE FACILITIES--1.6%
Manor Care, Inc. 8%, 3/1/08 ................  Ba         1,000      1,085,000

Service Corp. International 6%,
12/15/05 ...................................   B           300        303,000


                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------   ------------

Service Corp. International 7.20%,
6/1/06 .....................................  Ba       $ 1,200   $  1,206,000

Stewart Enterprises, Inc. 6.40%, 5/1/03 ....   B           425        425,531

Tenet Healthcare Corp. 5.375%,
11/15/06 ...................................  Baa        2,000      1,930,000
                                                                 ------------
                                                                    4,949,531
                                                                 ------------

HOMEBUILDING--1.1%
Horton (D.R.), Inc. 8.375%, 6/15/04 ........  Ba         1,500      1,575,000

Ryland Group, Inc. (The) 8%, 8/15/06 .......  Ba         1,870      2,005,575
                                                                 ------------
                                                                    3,580,575
                                                                 ------------

HOTELS, RESORTS & CRUISE LINES--0.3%
Hilton Hotels Corp. 7.625%, 5/15/08 ........  Ba           500        535,000

Park Place Entertainment Corp. 7%,
7/15/04 ....................................  Ba           500        508,495
                                                                 ------------
                                                                    1,043,495
                                                                 ------------

HOUSEHOLD APPLIANCES--0.3%
Stanley Works 144A 3.50%, 11/1/07(b) .......   A         1,000      1,001,234

INDUSTRIAL CONGLOMERATES--0.3%
Tyco International Ltd. 6.375%,
2/15/06 ....................................  Ba         1,000      1,005,000

INTEGRATED OIL & GAS--1.3%
ChevronTexaco Capital Co. 3.50%,
9/17/07(k) .................................  Aa         1,000      1,023,400

ChevronTexaco Capital Co. 3.375%,
2/15/08(k) .................................  Aa         2,000      2,029,686

Conoco Funding Co. 5.45%, 10/15/06 .........   A         1,000      1,091,102
                                                                 ------------
                                                                    4,144,188
                                                                 ------------

INTEGRATED TELECOMMUNICATION SERVICES--1.2%
Sprint Capital Corp. 7.90%, 3/15/05 ........  Baa        2,000      2,120,000

Verizon Global Funding Corp. 4%,
1/15/08 ....................................   A         1,750      1,789,944
                                                                 ------------
                                                                    3,909,944
                                                                 ------------

MANAGED HEALTH CARE--0.7%
Cigna Corp. 7.40%, 5/15/07 .................  Baa        2,000      2,234,998

METAL & GLASS CONTAINERS--0.4%
Ball Corp. 6.875%, 12/15/12 ................  Ba         1,250      1,321,875


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------   ------------

MOVIES & ENTERTAINMENT--0.7%
AOL Time Warner, Inc. 6.125%,
4/15/06(k) .................................  Baa      $ 1,000   $  1,064,509

AOL Time Warner, Inc. 6.15%, 5/1/07 ........  Baa        1,000      1,077,853
                                                                 ------------
                                                                    2,142,362
                                                                 ------------

MULTI-UTILITIES--0.4%
El Paso Energy Partners L.P. 144A
8.50%, 6/1/10(b) ...........................   B         1,250      1,353,125

OIL & GAS EXPLORATION & PRODUCTION--3.0%
Chesapeake Energy Corp. 8.375%,
11/1/08 ....................................  Ba         1,750      1,890,000

Denbury Resources, Inc. 144A 7.50%,
4/1/13(b) ..................................   B         2,500      2,581,250

Magnum Hunter Resources, Inc. 9.60%,
3/15/12 ....................................   B           450        488,250

Ocean Energy, Inc. 4.375%, 10/1/07 .........  Baa        1,000      1,034,821

Pemex Project Funding Master Trust
6.625%, 4/4/10 .............................  Baa          500        583,818

Pemex Project Funding Master Trust
144A 6.125%, 8/15/08(b) ....................  Baa        1,000      1,057,500

Pioneer Natural Resource Co. 7.50%,
4/15/12 ....................................  Ba         1,240      1,410,677

XTO Energy, Inc. 144A 6.25%,
4/15/13(b) .................................  Ba           625        654,688
                                                                 ------------
                                                                    9,701,004
                                                                 ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.8%
Premco Refining Group, Inc. (The)
144A 9.25%, 2/1/10(b) ......................  Ba         2,000      2,210,000

Tesoro Petroleum Corp. 144A 8%,
4/15/08(b) .................................  Ba         1,500      1,560,000

Valero Energy Corp. 6.125%, 4/15/07 ........  Baa        1,700      1,814,759
                                                                 ------------
                                                                    5,584,759
                                                                 ------------

PACKAGED FOODS & MEATS--0.4%
Campbell Soup Co. 5.50%, 3/15/07 ...........   A           500        543,252

Del Monte Corp. 144A 8.625%,
12/15/12(b) ................................   B           750        810,938
                                                                 ------------
                                                                    1,354,190
                                                                 ------------


                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------   ------------

PAPER PACKAGING--0.2%
Smurfit - Stone Container Corp. 8.25%,
10/1/12 ....................................   B       $   700   $    764,750

PAPER PRODUCTS--0.6%
International Paper Co. 144A 3.80%,
4/1/08(b) ..................................  Baa        2,000      2,009,698

PUBLISHING & PRINTING--0.9%
Dex Media East LLC 144A 9.875%,
11/15/09(b) ................................   B           750        862,500

Houghton Mifflin Co. 144A 8.25%,
2/1/11(b) ..................................   B         2,000      2,135,000
                                                                 ------------
                                                                    2,997,500
                                                                 ------------

SOFT DRINKS--0.3%
Coca-Cola Enterprises, Inc. 4.375%,
9/15/09 ....................................   A         1,000      1,043,815

SPECIALTY STORES--0.6%
Autonation, Inc. 9%, 8/1/08 ................  Ba           800        876,000

Hollywood Entertainment Corp. 9.625%,
3/15/11 ....................................   B         1,000      1,085,000
                                                                 ------------
                                                                    1,961,000
                                                                 ------------

TELECOMMUNICATIONS EQUIPMENT--0.4%
DirectTV Holdings LLC 144A 8.375%,
3/15/13(b) .................................   B         1,250      1,406,250

WIRELESS TELECOMMUNICATION SERVICES--0.9%
AT&T Corp. 6.50%, 11/15/06(k) ..............  Baa        1,500      1,608,511

AT&T Wireless Services, Inc. 7.35%,
3/1/06 .....................................  Baa          250        278,508

AT&T Wireless Services, Inc. 7.50%,
5/1/07 .....................................  Baa        1,000      1,128,331
                                                                 ------------
                                                                    3,015,350
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $113,605,177)                                    117,985,083
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--14.0%

Advanta Mortgage Loan Trust 00-2, A3
7.76%, 5/25/18 .............................  Aaa          626        636,813

Amortizing Residential Collateral Trust
02-BC4N, B2 7.75%, 7/25/32 .................  Baa          752        746,935


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------   ------------

Bank of America Mortgage Securities
03-C, 1A1 3.334%, 4/25/33 ..................  Aaa      $ 4,961   $  4,991,660

Bank of America Mortgage Securities
99-7, A24 6.50%, 7/25/29 ...................  AAA(c)     3,100      3,170,127

Bear Stearns Mortgage Securities, Inc.
95-1, 1B3 6.345%, 5/25/10(d) ...............  BB(c)        248        249,828

Bear Stearns Mortgage Securities, Inc.
95-1, 2B3 7.40%, 7/25/10 ...................  BB(c)        165        166,704

Chase Mortgage Finance Corp.
99-S5, A5 6.50%, 5/25/29 ...................  Aaa          225        231,317

Commercial Mortgage Acceptance Corp.
99-C1, A2 7.03%, 6/15/31 ...................  Aaa          300        349,006

Commercial Resecuritization Trust
01-ABC2, A1 7.17%, 2/21/13 .................  Aaa        3,250      3,562,305

Criimi Mae Trust I 96-C1, A2 7.56%,
6/30/33 ....................................  AA(c)         73         73,542

CS First Boston Mortgage Securities
Corp. 01-CK1, A2 6.25%, 12/16/35 ...........  Aaa          475        526,142

First Plus Home Loan Trust 97-3, M2
7.52%, 11/10/23 ............................  A(c)         425        425,230

G.E. Capital Mortgage Services, Inc.
94-26, B2 6.783%, 7/25/09(d) ...............  AAA(c)        83         83,509

GMAC Commercial Mortgage Securities,
Inc. 97-C2, A3 6.566%, 4/15/29 .............  Aaa        1,500      1,674,988

GMAC Mortgage Corp. Loan Trust,
03-HE, 2 A2 3.14%, 6/25/27 .................  Aaa        2,500      2,519,531

Home Equity Asset Trust 02-5N, A 8%,
6/27/33 ....................................  BBB(c)     2,500      2,456,250

Imperial CMB Trust 98-1, M2 7.75%,
11/25/29 ...................................   A           177        176,339

J. E. Robert Co., Inc. 02-1A, I
5.34%, 10/10/32 ............................  BBB-(c)    1,162      1,162,664

JP Morgan Chase Commercial
Mortgage Securities Corp. 01-CIBC,
A3 6.26%, 3/15/33 ..........................  AAA(c)       500        561,430


                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------   ------------

JP Morgan Residential Mortgage
Acceptance Corp. 02-R1, 2A1 4%,
11/28/15 ...................................  AAA(c)   $   472   $    472,472

Master Alternative Loan Trust 02-3,
M2 5.727%, 12/25/32 ........................   A         3,500      3,550,996

Master Resecuritization Trust 5%,
3/28/31 ....................................  Baa        5,000      4,887,500

Merrill Lynch Mortgage Investors, Inc.
95-C3, B 7.159%, 12/26/25 ..................  AAA(c)     1,250      1,354,389

Norwest Asset Securities Corp. 99-4,
A5 6.50%, 3/26/29 ..........................  AAA(c)     1,180      1,208,177

PNC Mortgage Acceptance Corp. 00-C2,
A2 7.30%, 10/12/33 .........................  Aaa          250        295,997

Residential Funding Mortgage Securities
I 93-S23, M3 6.50%, 6/25/08 ................  AAA(c)       195        199,001

Residential Funding Mortgage Securities
I 93-S29, M3 7%, 8/25/08 ...................  AAA(c)       122        121,659

Residential Funding Mortgage Securities
I 96-S8, A4 6.75%, 3/25/11 .................  AAA(c)        44         45,669

Saxon Asset Securitization Trust 98-2,
MF1 6.69%, 12/25/27 ........................  Aa           931        952,658

Starwood Commercial Mortgage Trust
99-C1A, A1 6.60%, 2/3/14 ...................  Aaa        1,641      1,789,590

Summit Mortgage Trust 00-1, B3
6.137%, 12/28/12(d) ........................  A-(c)        230        235,868

Vanderbilt Mortgage Finance 02-C, A4
6.57%, 8/7/24 ..............................  Aaa          860        878,254

Washington Mutual 00-1, M3 3.086%,
1/25/40(d) .................................  Baa        5,308      5,299,105

-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $44,756,207)                                      45,055,655
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--18.4%

AUSTRALIA--0.6%
Australian Government Series 803
9.50%, 8/15/03 .............................  Aaa        3,250(f)   2,060,081


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                       PAR
                                            MOODY'S   VALUE
                                            RATING    (000)        VALUE
                                            -------  -------   ------------

AUSTRIA--0.6%
Republic of Austria Series EMTN
5.50%, 10/20/07 ............................  Aaa      1,500(g)  $  1,833,902

BRAZIL--2.7%
Federal Republic of Brazil 10%,
1/16/07 ....................................   B     $ 2,000        2,004,000

Federal Republic of Brazil 8%,
4/15/14 ....................................   B       5,541        4,888,506

Federal Republic of Brazil DCB-L
2.188%, 4/15/12(d) .........................   B       2,500        1,860,156
                                                                 ------------
                                                                    8,752,662
                                                                 ------------

BULGARIA--0.8%
Republic of Bulgaria 144A 8.25%,
1/15/15(b) .................................   B       1,275        1,437,562

Republic of Bulgaria IAB PDI 2.188%,
7/28/11(d) .................................   B         960          912,000

Republic of Bulgaria RegS 8.25%,
1/15/15 ....................................  BB(c)      225          253,688
                                                                 ------------
                                                                    2,603,250
                                                                 ------------

CANADA--0.7%
Province of Ontario 5.50%, 10/1/08 .........  Aa       2,000        2,219,488

CHILE--0.9%
Republic of Chile 5.625%, 7/23/07 ..........  Baa      1,250        1,333,750

Republic of Chile 5.50%, 1/15/13 ...........  Baa      1,500        1,535,625
                                                                 ------------
                                                                    2,869,375
                                                                 ------------

COLOMBIA--1.1%
Republic of Columbia 11.25%,
10/20/05 ...................................  Ba       1,000        1,241,574

Republic of Columbia 8.625%, 4/1/08 ........  Ba       2,000        2,115,000
                                                                 ------------
                                                                    3,356,574
                                                                 ------------

COSTA RICA--0.5%
Republic of Costa Rica 8%, 5/1/03 ..........  Ba         500          499,375

Republic of Costa Rica 144A 6.914%,
1/31/08(b) .................................  Ba       1,000        1,032,500
                                                                 ------------
                                                                    1,531,875
                                                                 ------------


                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------   ------------

CROATIA--0.8%
Croatia 7%, 3/28/05 ........................  Baa    $ 1,250     $  1,485,319

Croatia 6.25%, 2/11/09 .....................  Baa      1,000        1,214,231
                                                                 ------------
                                                                    2,699,550
                                                                 ------------

DOMINICAN REPUBLIC--0.6%
Dominican Republic 144A 9.50%,
9/27/06(b) .................................  Ba       1,440        1,533,600

Dominican Republic 144A 9.04%,
1/23/13(b) .................................  Ba         500          504,375
                                                                 ------------
                                                                    2,037,975
                                                                 ------------

EL SALVADOR--0.2%
Republic of El Salvador 144A 8.50%,
7/25/11(b) .................................  Baa        500          551,250

HUNGARY--0.4%
Republic of Hungary 8.50%, 11/24/03 ........   A     300,000(j)     1,377,479

JAMAICA--0.2%
Government of Jamaica RegS 10.875%,
6/10/05 ....................................  Ba         500          500,000

MEXICO--1.2%
United Mexican States 7.375%, 7/6/06 .......  Baa      1,000        1,223,439

United Mexican States 7.50%, 1/14/12 .......  Baa      1,750        1,975,750

United Mexican States 6.625%, 3/3/15 .......  Baa        500          522,500
                                                                 ------------
                                                                    3,721,689
                                                                 ------------

NEW ZEALAND--0.3%
New Zealand Government 8%, 4/15/04 .........  Aaa      1,750(h)     1,004,215

NORWAY--0.9%
Norwegian T-Bill Series NS76 0%,
6/18/03 ....................................  AAA(c)  21,000(e)     2,982,350

PANAMA--1.5%
Republic of Panama 8.25%, 4/22/08 ..........  Ba       2,500        2,706,250

Republic of Panama 9.625%, 2/8/11 ..........  Ba         175          200,375

Republic of Panama PDI 2.25%,
7/17/16(d) .................................  Ba       2,291        1,938,640
                                                                 ------------
                                                                    4,845,265
                                                                 ------------

PERU--0.4%
Republic of Peru 9.125%, 1/15/08 ...........  Ba       1,000        1,112,500


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)        VALUE
                                            -------    -------   ------------

PHILIPPINES--0.4%
Republic of the Philippines 8.875%,
4/15/08 ....................................  Ba     $   500     $    536,875

Republic of the Philippines 8.375%,
3/12/09 ....................................  Ba         750          776,250
                                                                 ------------
                                                                    1,313,125
                                                                 ------------

RUSSIA--1.9%
Russian Federation 144A 8.25%,
3/31/10(b) .................................  Ba       1,500        1,700,625

Russian Federation RegS 8.25%,
3/31/10 ....................................  Ba       1,000        1,126,250

Russian Ministry of Finance Series IV
3%, 5/14/03 ................................   B       1,000        1,000,200

Russian Ministry of Finance Series VI
3%, 5/14/06 ................................   B       2,500        2,389,050
                                                                 ------------
                                                                    6,216,125
                                                                 ------------

SOUTH AFRICA--0.6%
Republic of South Africa 7.375%,
4/25/12 ....................................  Baa        500          565,300

Republic of South Africa Series R 150
12%, 2/28/05 ...............................   A       9,000(i)     1,263,646
                                                                 ------------
                                                                    1,828,946
                                                                 ------------

UKRAINE--0.5%
Government of Ukraine RegS 11%,
3/15/07 ....................................   B       1,493        1,672,541

VENEZUELA--0.6%
Republic of Venezuela DCB Series DL
2.313%, 12/18/07 ...........................  CCC+(c)  2,619        1,975,744

-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $55,758,701)                                      59,065,961
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--4.1%

CANADA--0.1%
Methanex Corp. 7.75%, 8/15/05 ..............  Ba         500          518,750

MEXICO--0.7%
Cemex SA de CV 144A 8.625%,
7/18/03(b) .................................  Ba         500          507,500

Grupo Televisa SA 8.625%, 8/8/05 ...........  Baa        500          552,500


                                           STANDARD    PAR
                                           & POOR'S   VALUE
                                            RATING    (000)          VALUE
                                            -------  -------     ------------

Petroleos Mexicanos 6.50%, 2/1/05 ..........  Baa    $ 1,000     $  1,066,000
                                                                 ------------
                                                                    2,126,000
                                                                 ------------

NETHERLANDS--1.1%
Deutsche Telekom International Finance
8.25%, 6/15/05(d) ..........................  Baa        500          555,448

Kazkommerts International BV 144A
8.50%, 4/16/13(b) ..........................  Baa      1,000          993,750

Kazkommerts International BV RegS
10.125%, 5/8/07 ............................  Baa      1,250        1,371,875

TPSA Finance BV 144A 7.125%,
12/10/03(b) ................................  Baa        500          515,000
                                                                 ------------
                                                                    3,436,073
                                                                 ------------

PHILIPPINES--0.3%
Philippine Long Distance Telephone Co.
7.85%, 3/6/07 ..............................  Ba       1,000          925,000

RUSSIA--0.5%
Tyumen Oil Co. 144A 11%, 11/6/07(b) ........  Ba         500          576,875

Tyumen Oil Co. RegS 11%, 11/6/07 ...........  Ba       1,000        1,157,500
                                                                 ------------
                                                                    1,734,375
                                                                 ------------

SOUTH KOREA--0.8%
Korea Development Bank 4.25%,
11/13/07 ...................................   A       1,000        1,009,003

Korea Electric Power 144A 4.25%,
9/12/07(b) .................................  Baa      1,500        1,489,344
                                                                 ------------
                                                                    2,498,347
                                                                 ------------

UKRAINE--0.6%
Kyivstar GSM RegS 12.75%, 11/21/05 .........   B       1,800        1,971,000
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $12,680,827)                                      13,209,545
-----------------------------------------------------------------------------

CONVERTIBLE BONDS--0.3%

HEALTH CARE FACILITIES--0.3%
Province Healthcare Cv. 4.50%,
11/20/05 ...................................  B-(c)    1,000          960,000

-----------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $921,885)                                            960,000
-----------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                         PAR
                                           MOODY'S      VALUE
                                           RATING       (000)        VALUE
                                           -------     -------   ------------

CREDIT LINKED NOTES--0.2%

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
STEERS Credit Linked Trust 2001, Series
SLR-2 Repackaged Selectron Corp.
5.34%, 5/20/03(d)                                    $   500     $    499,750

-----------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $500,000)                                            499,750
-----------------------------------------------------------------------------

LOAN AGREEMENTS--0.7%

FOREIGN GOVERNMENT GUARANTEED--0.4%
Republic of Algeria 2.188%, 3/4/10(d),(l) ..  B(c)     1,500        1,410,000

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Finance Term B 4.813%,
6/30/08(d),(m) .............................  Ba         498          488,793

Nextel Finance Term C 5.063%,
12/31/08(d),(n) ............................  Ba         498          488,794
                                                                 ------------
                                                                      977,587
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $2,317,983)                                        2,387,587
-----------------------------------------------------------------------------

TARGETED RETURN INDEX SECURITIES--0.5%

Lehman Brothers Targeted Return Index
Securities Trust Series 5-2002 144A
5.896%, 1/25/07(b),(d) .....................   A       1,374        1,484,305

-----------------------------------------------------------------------------
TOTAL TARGETED RETURN INDEX SECURITIES
(IDENTIFIED COST $1,374,710)                                        1,484,305
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--100.7%
(IDENTIFIED COST $313,352,418)                                    323,276,885
-----------------------------------------------------------------------------



                                          STANDARD    PAR
                                          & POOR'S   VALUE
                                           RATING    (000)          VALUE
                                          --------   -----       ------------
SHORT-TERM OBLIGATIONS--3.7%

COMMERCIAL PAPER--3.7%
Archer Daniels Midland Co. 1.37%,
5/1/03 .....................................  A-1    $ 2,500     $  2,500,000

Corporate Asset Funding Co. 1.36%,
5/1/03 .....................................  A-1+     1,680        1,680,000

NetJets, Inc. 1.35%, 5/1/03 ................  A-1+     4,520        4,520,000

Preferred Receivables Funding Corp.
1.28%, 5/6/03 ..............................  A-1      3,127        3,126,444

-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $11,826,444)                                      11,826,444
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--104.4%
(IDENTIFIED COST $325,178,862)                                    335,103,329(a)

Other assets and liabilities, net--(4.4)%                         (14,158,804)

NET ASSETS--100.0%                                               $320,944,525


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,345,581 and gross depreciation of $697,643 for federal income tax purposes. At April 30, 2003, the aggregate cost of securities for federal income tax purposes was $325,183,639.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2003, these securities amounted to a value of $36,130,111 or 11.3% of net assets.
(c) As rated by Standard & Poors or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Par value represents Norwegian Krone.
(f) Par value represents Australian Dollar.
(g) Par value represents Euro.
(h) Par value represents New Zealand Dollar.
(i) Par value represents South African Rand.
(j) Par value represents Hungarian Forint.
(k) All or a portion segregated as collateral for forward currency contracts and long settlements.
(l) Restricted security was acquired on March 31, 2003, at a cost of $1,398,750.
(m) Restricted security was acquired on November 6, 2002, at a cost of $452,125.
(n) Restricted security was acquired on November 6, 2002, at a cost of $452,125.

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $325,178,862)                                 $335,103,329
Cash                                                                    53,791
Receivables
   Fund shares sold                                                  6,585,677
   Interest and dividends                                            3,771,872
   Investment securities sold                                        2,982,436
Prepaid expenses                                                           572
                                                                  ------------
     Total assets                                                  348,497,677
                                                                  ------------
LIABILITIES
Payables
   Investment securities purchased                                  25,702,011
   Fund shares repurchased                                             915,172
   Income distribution payable                                         515,261
   Investment advisory fee                                             132,864
   Net unrealized depreciation on forward currency contracts           110,943
   Distribution and service fees                                        97,206
   Transfer agent fee                                                   32,994
   Financial agent fee                                                  16,679
   Trustees' fee                                                         4,348
   Payable to adviser                                                      508
Accrued expenses                                                        25,166
                                                                  ------------
     Total liabilities                                              27,553,152
                                                                  ------------
NET ASSETS                                                        $320,944,525
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $315,077,552
Undistributed net investment income                                    259,240
Accumulated net realized loss                                       (4,218,348)
Net unrealized appreciation                                          9,826,081
                                                                  ------------
NET ASSETS                                                        $320,944,525
                                                                  ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $156,943,380)                32,907,828
Net asset value per share                                                $4.77
Offering price per share $4.77/(1-2.25%)                                 $4.88

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $29,035,795)                  6,112,132
Net asset value per share and offering price per share                   $4.75

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $134,965,350)                28,203,406
Net asset value per share and offering price per share                   $4.79



                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED APRIL 30, 2003
                                   (UNAUDITED)


INVESTMENT INCOME
Interest                                                           $  6,302,219
Foreign taxes withheld                                                   (8,355)
                                                                   ------------
     Total investment income                                          6,293,864
                                                                   ------------
EXPENSES
Investment advisory fee                                                 576,276
Service fees, Class A                                                   132,195
Distribution and service fees, Class B                                   90,739
Distribution and service fees, Class C                                  199,005
Financial agent fee                                                      88,953
Transfer agent                                                          101,570
Custodian                                                                25,509
Professional                                                             20,456
Printing                                                                 16,526
Trustees                                                                 13,719
Registration                                                             13,427
Miscellaneous                                                            12,692
                                                                   ------------
     Total expenses                                                   1,291,067
     Custodian fees paid indirectly                                        (142)
                                                                   ------------
     Net expenses                                                     1,290,925
                                                                   ------------
NET INVESTMENT INCOME                                                 5,002,939
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                       2,856,394
Net realized loss on foreign currency transactions                     (145,784)
Net change in unrealized appreciation (depreciation)
   on investments                                                     6,903,322
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions                   (99,449)
                                                                   ------------
NET GAIN ON INVESTMENTS                                               9,514,483
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 14,517,422
                                                                   ============


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                          Six Months
                                                                                             Ended
                                                                                            4/30/03          Year Ended
                                                                                          (Unaudited)         10/31/02
                                                                                         -------------      -------------
FROM OPERATIONS
   Net investment income (loss)                                                             $5,002,939      $   4,767,710
   Net realized gain (loss)                                                                  2,710,610         (1,560,136)
   Net change in unrealized appreciation (depreciation)                                      6,803,873          2,022,361
                                                                                         -------------      -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              14,517,422          5,229,935
                                                                                         -------------      -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                           (2,416,978)        (2,865,135)
   Net investment income, Class B                                                             (502,409)          (706,992)
   Net investment income, Class C                                                           (1,701,387)        (1,215,791)
                                                                                         -------------      -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                (4,620,774)        (4,787,918)
                                                                                         -------------      -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (20,425,577 and 14,131,486 shares, respectively)           95,663,784         64,113,574
   Net asset value of shares issued from reinvestment of distributions
     (365,373 and 425,767 shares, respectively)                                              1,710,946          1,932,446
   Cost of shares repurchased (6,218,637 and 3,671,236 shares, respectively)               (29,090,931)       (16,665,672)
                                                                                         -------------      -------------
Total                                                                                       68,283,799         49,380,348
                                                                                         -------------      -------------
CLASS B
   Proceeds from sales of shares (2,408,729 and 3,046,786 shares, respectively)             11,186,807         13,767,482
   Net asset value of shares issued from reinvestment of distributions
     (81,680 and 115,773 shares, respectively)                                                 380,266            523,793
   Cost of shares repurchased (1,095,339 and 1,069,994 shares, respectively)                (5,067,012)        (4,842,874)
                                                                                         -------------      -------------
Total                                                                                        6,500,061          9,448,401
                                                                                         -------------      -------------
CLASS C
   Proceeds from sales of shares (20,542,047 and 11,504,096 shares, respectively)           96,453,873         52,309,259
   Net asset value of shares issued from reinvestment of distributions
     (245,772 and 173,963 shares, respectively)                                              1,155,828            791,233
   Cost of shares repurchased (3,967,901 and 2,662,586 shares, respectively)               (18,562,025)       (12,107,603)
                                                                                         -------------      -------------
Total                                                                                       79,047,676         40,992,889
                                                                                         -------------      -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                               153,831,536         99,821,638
                                                                                         -------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                   163,728,184        100,263,655

NET ASSETS
   Beginning of period                                                                     157,216,341         56,952,686
                                                                                         -------------      -------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME AND DISTRIBUTIONS IN
     EXCESS OF NET INVESTMENT INCOME OF $259,240 AND ($122,925), RESPECTIVELY]           $ 320,944,525      $ 157,216,341
                                                                                         =============      =============


                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund


                                                   FINANCIAL HIGHLIGHTS
                         (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS A
                                              ----------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                                YEAR ENDED OCTOBER 31
                                                4/30/03         ----------------------------------------------------------------
                                              (UNAUDITED)        2002(4)        2001          2000          1999           1998
Net asset value, beginning of period             $ 4.56         $ 4.58        $ 4.49         $ 4.57        $ 4.66         $ 5.06
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.11           0.25          0.33           0.35          0.33           0.34
   Net realized and unrealized gain (loss)         0.21          (0.02)         0.11          (0.10)        (0.08)         (0.29)
                                                 ------         ------        ------         ------        ------         ------
     TOTAL FROM INVESTMENT OPERATIONS              0.32           0.23          0.44           0.25          0.25           0.05
                                                 ------         ------        ------         ------        ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.11)         (0.25)        (0.35)         (0.33)        (0.34)         (0.34)
   Distributions from net realized gains             --             --            --             --            --          (0.11)
                                                 ------         ------        ------         ------        ------         ------
     TOTAL DISTRIBUTIONS                          (0.11)         (0.25)        (0.35)         (0.33)        (0.34)         (0.45)
                                                 ------         ------        ------         ------        ------         ------
Change in net asset value                          0.21          (0.02)         0.09          (0.08)        (0.09)         (0.40)
                                                 ------         ------        ------         ------        ------         ------
NET ASSET VALUE, END OF PERIOD                   $ 4.77         $ 4.56        $ 4.58         $ 4.49        $ 4.57         $ 4.66
                                                 ======         ======        ======         ======        ======         ======
Total return(1)                                    7.09%(6)       5.22%        10.20%          5.67%         5.57%          0.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $156,943        $83,665       $34,109        $22,637       $26,071        $33,212

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.08%(3)(5)    1.23%(3)      1.22%(2)(3)    1.00%(2)      1.00%(2)(3)    1.00%(2)
   Net investment income                           4.93%(5)       5.25%         7.24%          7.67%         7.21%          6.90%
Portfolio turnover                                   68%(6)        146%          125%           116%          122%           126%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.50%, 1.50%, 1.48% and 1.55% for the years ended October 31, 2001, 2000, 1999 and
    1998, respectively.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase the ratio of net investment income to average net assets from 5.24% to 5.25%. There was no effect on net investment income per share and net realized and unrealized gains and losses per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) Annualized.
(6) Not annualized.

                        See Notes to Financial Statements

Phoenix-Goodwin Multi-Sector Short Term Bond Fund



                                                   FINANCIAL HIGHLIGHTS
                         (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS B
                                                 -----------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                          YEAR ENDED OCTOBER 31
                                                   4/30/03          ----------------------------------------------------------------
                                                 (UNAUDITED)        2002(5)       2001          2000         1999          1998
Net asset value, beginning of period                $ 4.55          $ 4.56       $ 4.47        $ 4.56       $ 4.65        $ 5.06
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       0.10            0.23         0.31          0.32         0.31          0.31
   Net realized and unrealized gain (loss)            0.20           (0.01)        0.11         (0.10)       (0.08)        (0.29)
                                                    ------          ------       ------        ------       ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                 0.30            0.22         0.42          0.22         0.23          0.02
                                                    ------          ------       ------        ------       ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income              (0.10)          (0.23)       (0.33)        (0.31)       (0.32)        (0.32)
   Distributions from net realized gains                --              --           --            --           --         (0.11)
                                                    ------          ------       ------        ------       ------        ------
     TOTAL DISTRIBUTIONS                             (0.10)          (0.23)       (0.33)        (0.31)       (0.32)        (0.43)
                                                    ------          ------       ------        ------       ------        ------
Change in net asset value                             0.20           (0.01)        0.09         (0.09)       (0.09)        (0.41)
                                                    ------          ------       ------        ------       ------        ------
NET ASSET VALUE, END OF PERIOD                      $ 4.75          $ 4.55       $ 4.56        $ 4.47       $ 4.56        $ 4.65
                                                    ======          ======       ======        ======       ======        ======
Total return(1)                                       6.64%(7)        4.94%        9.69%         4.95%        5.04%         0.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $29,036         $21,450      $11,978        $9,171      $10,957       $12,225

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                 1.58%(4)(6)     1.73%(4)     1.71%(2)(4)   1.50%(2)     1.50%(2)(4)   1.50%(2)
   Net investment income                              4.44%(6)        4.79%        6.75%         7.18%        6.70%         6.44%
Portfolio turnover                                      68%(7)         146%         125%          116%         122%          126%



                                                                             CLASS C
                                             ---------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                               YEAR ENDED OCTOBER 31
                                               4/30/03          --------------------------------------------------------------------
                                             (UNAUDITED)         2002(5)       2001           2000         1999            1998
Net asset value, beginning of period            $ 4.58           $ 4.59       $ 4.48         $ 4.56       $ 4.66          $ 5.06
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                   0.11             0.24         0.33           0.34         0.33            0.34
   Net realized and unrealized gain (loss)        0.20            (0.01)        0.12          (0.10)       (0.10)          (0.30)
                                                ------           ------       ------         ------       ------          ------
     TOTAL FROM INVESTMENT OPERATIONS             0.31             0.23         0.45           0.24         0.23            0.04
                                                ------           ------       ------         ------       ------          ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.10)           (0.24)       (0.34)         (0.32)       (0.33)          (0.33)
   Distributions from net realized gains            --               --           --             --           --           (0.11)
                                                ------           ------       ------         ------       ------          ------
     TOTAL DISTRIBUTIONS                         (0.10)           (0.24)       (0.34)         (0.32)       (0.33)          (0.44)
                                                ------           ------       ------         ------       ------          ------
Change in net asset value                         0.21            (0.01)        0.11          (0.08)       (0.10)          (0.40)
                                                ------           ------       ------         ------       ------          ------
NET ASSET VALUE, END OF PERIOD                  $ 4.79           $ 4.58       $ 4.59         $ 4.48       $ 4.56          $ 4.66
                                                ======           ======       ======         ======       ======          ======
Total return(1)                                   6.72%(7)         5.17%       10.40%          5.41%        5.07%           0.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $134,965          $52,101      $10,865         $7,275       $9,025         $10,665

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                             1.33%(4)(6)      1.47%(4)     1.46%(3)(4)    1.25%(3)     1.25%(3)(4)     1.25%(3)
   Net investment income                          4.66%(6)         4.95%        7.00%          7.41%        6.95%           6.70%
Portfolio turnover                                  68%(7)          146%         125%           116%         122%            126%


(1) Maximum sales charges are not reflected in the total return calculation.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.00%, 2.00%, 1.98% and 2.05% for the years ended October 31, 2001, 2000, 1999 and
    1998, respectively.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.76%, 1.74%, 1.73% and 1.80% for the years ended October 31, 2001, 2000, 1999 and
    1998, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase the ratio of net investment income to average net assets from 4.77% to 4.79% for class B and from 4.93% to 4.95% for class C, respectively. There was no effect on net investment income per share and net realized and unrealized gains and losses per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix Multi-Series Trust (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of two investment portfolios, Phoenix- Goodwin Multi-Sector Fixed Income Fund and Phoenix-Goodwin Multi-Sector Short Term Bond Fund (each a "Fund" or together the "Funds"). Each Fund has distinct investment objectives. The Multi-Sector Fixed Income Fund is a diversified Fund and its investment objective is to maximize current income consistent with the preservation of capital by investing in fixed income securities. The Multi-Sector Short Term Bond Fund is a diversified Fund and its investment objective is to provide high current income relative to short-term alternatives, while attempting to limit fluctuations in the net asset value of Fund shares resulting from movements in interest rates.

   Each Fund offers Class A, Class B and Class C shares. Class A shares of the Multi-Sector Fixed Income Fund are sold with a front-end sales charge of up to 4.75%. Class A shares of the Multi-Sector Short Term Bond Fund are sold with a front-end sales charge of up to 2.25%. Effective April 28, 2003, certain redemptions of Class A shares of the Multi-Sector Short Term Bond Fund may be subject to a 1% contingent deferred sales if made within one year of purchase. Class B shares of the Multi-Sector Fixed Income Fund are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares of the Multi-Sector Short Term Bond Fund are sold with a contingent deferred sales charge which declines from 2% to zero depending on the period of time the shares are held. Class C shares of the Multi-Sector Fixed Income Fund are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class C shares of the Multi-Sector Short Term Bond Fund are sold with no sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution and/or service plan. Income and expenses of the Trust are borne pro rata by the holders of all classes of shares, except that each class bears distribution and/or service expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

   Certain securities held by the Funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At April 30, 2003, the total value of these securities represented approximately 6.5% and 6.0% of net assets of Multi-Sector Fixed Income Fund and Multi-Sector Short Term Bond Fund, respectively.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:

   Each of the Funds is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences include the treatment of expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED)(CONTINUED)


E. EXPENSES:

   Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.


F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.


G. FORWARD CURRENCY CONTRACTS:

   The Trust may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.


H. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   Each Fund may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.


I. OPTIONS:

   The Trust may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   The Trust will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   The Trust may purchase options which are included in the Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At April 30, 2003, the Trust had no options.


J. SWAP AGREEMENTS:

   The Trust may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Trust may enter into swaps, including interest rate and credit default swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or foreign currency (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Trust's custodian. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates. At April 30, 2003, the Trust had no swaps outstanding.

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED)(CONTINUED)


K. LOAN AGREEMENTS:

   The Trust may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Trust's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Trust has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Trust generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Trust may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Trust purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.


L. SECURITY LENDING:

   The Trust loans securities to qualified brokers through an agreement with State Street Bank and Trust Company ("State Street"). Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral is invested in short-term money market funds. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Trust net of fees charged by State Street for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At April 30, 2003, the Trust had no securities on loan.


M. HIGH YIELD DEBT INDEX SECURITIES AND TARGETED RETURN INDEX SECURITIES:

   The Trust invests in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the "underlying securities"). Under the term of the baskets, the Trust has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Trust.

    High yield debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield credits. Certain baskets may be purchased on an unfunded basis such that the Trust receives interest payments based upon the notional amount of the basket. In connection with these investments collateral may be set aside by the Trust's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Trust will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Trust will then receive its pro rata interest of the defaulted security or equivalent cash amount.

   Targeted return index securities are trusts in which each certificate holder owns a pro rata share of the corporate bonds that comprise the Lehman Brothers U.S. Credit Index which is a component of the Lehman Brothers U.S. Aggregate Index.


2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

                                                  1st $1      $1-2      $2 +
                                                  Billion    Billion   Billion
                                                  -------    -------   -------
Multi-Sector Fixed Income Fund ...............     0.55%      0.50%     0.45%
Multi-Sector Short Term Bond Fund ............     0.55%      0.50%     0.45%

   The Adviser has agreed to assume expenses of the Multi-Sector Short Term Bond Fund in excess of 1.30%, 1.80% and 1.55% of the average aggregate daily net asset value of Class A, Class B and Class C shares, respectively, through February 28, 2004. For the six months ended April 30, 2003, the Adviser has waived or reimbursed the Fund $0 for such expenses.

   Phoenix Equity Planning Corp. ("PEPCO"), an indirect wholly-owned subsidiary of PNX, which serves as the national distributor of the Trust's shares has advised the Trust that it retained net selling commissions and deferred sales charges for the six months ended April 30, 2003 as follows:


                                          Class A      Class B        Class C
                                       Net Selling     Deferred       Deferred
                                       Commissions  Sales Charges  Sales Charges
                                       -----------  -------------  -------------
Multi-Sector Fixed Income Fund .....     $ 6,732       $12,952         $  730
Multi-Sector Short Term Bond Fund ..      10,444        14,192          2,898

   In addition to these amounts the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions.

Multi-Sector Fixed Income Fund ...... $3,229
Multi-Sector Short Term Bond Fund ...  4,621

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED)(CONTINUED)


   In addition, the Trust pays PEPCO distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:

                                              Class A    Class B     Class C
                                              -------    -------     -------
Multi-Sector Fixed Income Fund ...........     0.25%      1.00%       1.00%
Multi-Sector Short Term Bond Fund ........     0.25%      0.75%       0.50%

   The Distributor has advised the Trust that the total amount expensed for the six months ended April 30, 2003 is as follows:


                                                                Distribution       Distribution
                                            Distribution       and/or service     and/or service
                                           and/or service       fees paid to       fees paid to
                                          fees Retained by      Unaffiliated       W.S. Griffith
                                             Distributor        Participants      Securities, Inc.
                                          ----------------     --------------    ----------------
Multi-Sector Fixed Income Fund .........      $142,290            $162,065            $12,286
Multi-Sector Short Term Bond Fund ......        82,723             325,520             13,696

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO) plus (2) the documented cost to PEPCO to provide tax services and oversight of subagent's performance. For the six months ended April 30, 2003 financial agent fees were $157,776 as reported in the Statement of Operations of which PEPCO received $18,563 per fund. Effective January 1, 2003 the fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix funds serviced by PFPC Inc. Prior to that date, the fee schedule ranged from 0.085% to 0.0125%. Certain minimum fees may apply.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended April 30, 2003 transfer agent fees were $227,306 as reported in the Statement of Operations, of which PEPCO retained the following:

                                                 Transfer Agent
                                                  Fee Retained
                                                 --------------
Multi-Sector Fixed Income Fund ...............      $57,412
Multi-Sector Short Term Bond Fund ............       36,859

   At April 30, 2003, PNX and affiliates held shares of the Trust as follows:

                                                                   Aggregate
                                                                   Net Asset
                                                        Shares       Value
                                                        -------    ----------
Multi-Sector Fixed Income Fund, Class A ...........     102,737    $1,087,985
Multi-Sector Short Term Bond Fund, Class A ........     621,276     2,963,487


3. PURCHASE AND SALE OF SECURITIES

    Purchases and sales of securities during the six months ended April 30, 2003 (excluding short-term securities and U.S. Government and agency securities) aggregated the following:



                                                     Purchases         Sales
                                                   ------------    ------------
Multi-Sector Fixed Income Fund ................    $101,739,634    $ 96,666,393
Multi-Sector Short Term Bond Fund .............     267,126,169     115,112,620

   Purchases and sales of U.S. Government and agency securities during the six months ended April 30, 2003, aggregated the following:

                                                     Purchases         Sales
                                                   ------------    ------------
Multi-Sector Fixed Income Fund ................     $ 3,366,242     $ 3,370,476
Multi-Sector Short Term Bond Fund .............      45,028,902      28,185,261


4. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risk than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   High yield-high risk securities typically entail greater price volatility and principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the subadviser to accurately predict risk.

   The Trust may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Trust, positive or negative, than if the Trust did not concentrate its investments in such sectors.


5. FORWARD CURRENCY CONTRACTS

   As of April 30, 2003, the Trust had entered into the following forward currency contracts which contractually obligates each Fund to deliver currency at the specified date.


                                                                                         Net
                                            In                                       Unrealized
                         Contract to      Exchange     Settlement                   Appreciation
                           Receive          for           Date         Value       (Depreciation)
                         -----------  -------------    ----------   -----------    --------------
Multi-Sector Short Term
  Bond Fund AUD           3,250,000    USD$1,902,713     8/20/03    $(2,013,656)     $(110,943)
                                                                                     ==========
Multi-Sector
  Fixed Income Fund AUD
                          1,750,000    USD$1,024,538     8/20/03     (1,084,277)       (59,739)
Multi-Sector
  Fixed Income Fund EUR
                          1,000,000    USD$1,070,230      7/7/03     (1,114,810)       (44,580)
                                                                                     ----------
                                                                                     $(104,319)
                                                                                     ==========

USD United States Dollar
AUD  Australian Dollar
EUR  Euro

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED)(CONTINUED)


6. OTHER

   At April 30, 2003, Multi-Sector Short Term Bond Fund had 2 omnibus shareholder accounts, comprised of several individual shareholders, which amounted to 31.2% of the total shares outstanding. The account is not affiliated with PNX.


7. FEDERAL INCOME TAX INFORMATION

   The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:


                                            Expiration Year
                            ---------------------------------------------------
                              2003        2006           2007          2008
                            -------    ----------    -----------     ----------
Multi-Sector Fixed
  Income Fund ............  $    --    $8,655,748    $41,913,137     $9,038,031
Multi-Sector Short Term
  Bond Fund ..............   36,672     2,003,262      1,576,614      1,183,936


                                            Expiration Year
                                       -------------------------
                                          2009           2010
                                       ----------    -----------
Multi-Sector Fixed
  Income Fund ............             $7,667,262    $13,774,073
Multi-Sector Short Term
  Bond Fund ..............                596,287      1,351,728


   This report is not authorized for distribution to prospective investors in the Phoenix Multi-Series Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, Funds' record and other pertinent information.

FUND MANAGEMENT



     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.



                              INDEPENDENT TRUSTEES


-----------------------------------------------------------------------------------------------------------------------------------
                                                NUMBER OF
                                             PORTFOLIOS IN
                                              FUND COMPLEX                         PRINCIPAL OCCUPATION(S)
    NAME, (AGE), AND         LENGTH OF         OVERSEEN BY                         DURING PAST 5 YEARS AND
         ADDRESS            TIME SERVED          TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 Robert Chesek (68)         Served since          25           Currently retired.
                            1993.
-----------------------------------------------------------------------------------------------------------------------------------
 E. Virgil Conway (73)      Served since          35           Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
 Rittenhouse Advisors, LLC  1993.                              Trustee/Director, Realty Foundation of New York (1972-present), Pace
 101 Park Avenue                                               University (1978-present), New York Housing Partnership Development
 New York, NY 10178                                            Corp. (Chairman) (1981-present), Greater New York Councils, Boy
                                                               Scouts of America (1985-present), Academy of Political Science (Vice
                                                               Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                               (1989-present), The Harlem Youth Development Foundation
                                                               (1998-present). Chairman, Metropolitan Transportation Authority
                                                               (1992-2001). Director, Trism, Inc. (1994-2001), Consolidated Edison
                                                               Company of New York, Inc. (1970-2002), Atlantic Mutual Insurance
                                                               Company (1974-2002), Centennial Insurance Company (1974-2002), Josiah
                                                               Macy, Jr., Foundation (1975-2002), Union Pacific Corp. (1978-2002),
                                                               BlackRock Freddie Mac Mortgage Securities Fund (Advisory Director)
                                                               (1990-2002), Accuhealth (1994-2002).
-----------------------------------------------------------------------------------------------------------------------------------
 Harry Dalzell-Payne (73)   Served since          35           Currently retired.
 The Flat, Elmore Court     1993.
 Elmore, GL05, GL2 3NT
 U.K.
-----------------------------------------------------------------------------------------------------------------------------------
 Francis E. Jeffries (72)   Served since          28           Director, The Empire District Electric Company (1984-present).
 8477 Bay Colony Dr. #902   1995.                              Director (1989-1997), Chairman of the Board (1993-1997), Phoenix
 Naples, FL 34108                                              Investment Partners, Ltd.
-----------------------------------------------------------------------------------------------------------------------------------
 Leroy Keith, Jr. (63)      Served since          25           Partner, Stonington Partners, Inc. (private equity fund) since 2001.
 Stonington Partners, Inc.  1993.                              Chairman (1995 to 2000) and Chief Executive Officer (1995-1998),
 736 Market Street,                                            Carson Products Company (cosmetics). Director/Trustee, Evergreen
 Ste. 1430                                                     Funds (6 portfolios).
 Chattanooga, TN 37402
-----------------------------------------------------------------------------------------------------------------------------------
 Geraldine M. McNamara (51) Served since          35           Managing Director, U.S. Trust Company of New York (private bank)
 United States Trust        2001.                              (1982- present).
 Company of NY
 114 West 47th Street
 New York, NY 10036
-----------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES


-----------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                               PORTFOLIOS IN
                                                FUND COMPLEX                       PRINCIPAL OCCUPATION(S)
    NAME, (AGE), AND           LENGTH OF         OVERSEEN BY                       DURING PAST 5 YEARS AND
         ADDRESS              TIME SERVED          TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 Everett L. Morris (74)       Served since          35         Vice President, W.H. Reaves and Company (investment management)
 W.H. Reaves and Company      1995.                            (1993-present).
 10 Exchange Place
 Jersey City, NJ 07302
-----------------------------------------------------------------------------------------------------------------------------------
 Richard E. Segerson (56)     Served since          25         Managing Director, Northway Management Company (1998-present).
 Northway Management Company  1993.                            Managing Director, Mullin Associates (1993-1998).
 164 Mason Street
 Greenwich, CT 06830
-----------------------------------------------------------------------------------------------------------------------------------
 Lowell P. Weicker, Jr. (71)  Served since          25         Director, UST Inc. (1995-present), HPSC Inc. (1995-present),
 200 Duke Street              1995.                            Compuware (1996-present) and WWF, Inc. (2000-present). President, The
 Alexandria, VA 22314                                          Trust for America's Health (non-profit) (2001-present). Director,
                                                               Duty Free International, Inc. (1997-1998).
-----------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES



     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.



-----------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                               PORTFOLIOS IN
    NAME, (AGE), ADDRESS                         FUND COMPLEX                       PRINCIPAL OCCUPATION(S)
    AND POSITION(S) WITH        LENGTH OF         OVERSEEN BY                       DURING PAST 5 YEARS AND
            TRUST              TIME SERVED          TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche (68)   Served since          28         Limited Managing Director, Lazard Freres & Co. LLC (1983-present).
   Lazard Freres & Co. LLC    2002.                            Director, The Phoenix Companies, Inc. (2001-present) and Phoenix Life
   30 Rockefeller Plaza,                                       Insurance Company (1989-present).
   59th Floor
   New York, NY 10020
-----------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin (56)  Served since          45         Consultant, The Phoenix Companies, Inc. (2002-present) Director, PXRE
                              1993.                            Corporation (Delaware) (1985-present), World Trust Fund
                                                               (1991-present). Chairman (1997-2002), Director (1995-2002), Vice
   Chairman and President                                      Chairman (1995-1997) and Chief Executive Officer (1995-2002), Phoenix
                                                               Investment Partners, Ltd. Director, Executive Vice President and
                                                               Chief Investment Officer, The Phoenix Companies, Inc. (2001-2002).
                                                               Director (1994-2002) and Executive Vice President, Investments
                                                               (1988-2002), Phoenix Life Insurance Company. Director (1983-2002) and
                                                               Chairman (1995-2002), Phoenix Investment Counsel, Inc. Director
                                                               (1984-2002) and President (1990-2000), Phoenix Equity Planning
                                                               Corporation. Chairman and Chief Executive Officer, Phoenix/Zweig
                                                               Advisers LLC (1999-2002). Director and President, Phoenix Investment
                                                               Management Company (2001-2002). Director and Executive Vice
                                                               President, Phoenix Life and Annuity Company (1996-2002). Director and
                                                               Executive Vice President, PHL Variable Insurance Company (1995-2002).
                                                               Director, Phoenix National Trust Company (1996-2002). Director and
                                                               Vice President, PM Holdings, Inc. (1985-2002). Director, PHL
                                                               Associates, Inc. (1995-2002). Director (1992-2002) and President
                                                               (1992-1994), WS Griffith Securities, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
***James M. Oates (56)        Served since          30         Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets
   Hudson Castle Group, Inc.  1993.                            Inc.) (financial services) (1997-present). Managing Director, Wydown
   c/o Northeast Investment                                    Group (consulting firm) (1994-present). Director, Investors Financial
   Management, Inc.                                            Service Corporation (1995-present), Investors Bank & Trust
   50 Congress Street                                          Corporation (1995-present), Plymouth Rubber Co. (1995-present),
   Suite 1000                                                  Stifel Financial (1996-present), Connecticut River Bancorp
   Boston, MA 02109                                            (1998-present), Connecticut River Bank (1998-present), 1Mind, Inc.
                                                               (1999-present) and 1Mind.com (2000-present). Director and Treasurer,
                                                               Endowment for Health, Inc. (2000-present). Chairman, Emerson
                                                               Investment Management, Inc. (2000-present). Member, Chief Executives
                                                               Organization (1996-present). Vice Chairman, Massachusetts Housing
                                                               Partnership (1998-1999). Director, Blue Cross and Blue Shield of New
                                                               Hampshire (1994-1999), AIB Govett Funds (1991-2000) and Command
                                                               Systems, Inc. (1998-2000). Director, Phoenix Investment Partners,
                                                               Ltd. (1995-2001).
-----------------------------------------------------------------------------------------------------------------------------------

  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 ** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with
    Phoenix Investment Partners, Ltd., and its affiliates.
*** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group,
    Inc. and Phoenix and certain of its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES



-----------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
    NAME, (AGE), AND          TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
         ADDRESS                  TIME SERVED                                DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer (58)       Executive Vice President   Executive Vice President and Chief Financial Officer (1999-present), Senior
                              since 2000.                Vice President and Chief Financial Officer (1995-1999), Phoenix Investment
                                                         Partners, Ltd. Director (1998-present), Senior Vice President, Finance
                                                         (1990-present), Chief Financial Officer (1996-present), and Treasurer
                                                         (1998-present), Phoenix Equity Planning Corporation. Director
                                                         (1998-present), Senior Vice President (1990-present), Chief Financial
                                                         Officer (1996-present) and Treasurer (1994-present), Phoenix Investment
                                                         Counsel, Inc. Senior Vice President and Chief Financial Officer, Duff &
                                                         Phelps Investment Management Co. (1996-present). Vice President, Phoenix
                                                         Fund Complex (1990-present).
-----------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry (50)         Executive Vice President   President, Private Client Group (1999-present), Executive Vice President,
                              since 2000.                Retail Division (1997-1999), Phoenix Investment Partners, Ltd. President,
                                                         Private Client Group, Phoenix Equity Planning Corporation (2000-present).
                                                         Executive Vice President, Phoenix Fund Complex (1998-present).
-----------------------------------------------------------------------------------------------------------------------------------
  Robert S. Driessen (55)     Vice President             Vice President and Compliance Officer, Phoenix Investment Partners, Ltd.
                              since 1999.                (1999-present). Vice President and Compliance Officer, Phoenix Investment
                                                         Counsel, Inc. (1999-2003). Vice President, Phoenix Fund Complex
                                                         (1999-present). Compliance Officer (2000-present) and Associate Compliance
                                                         Officer (1999), PXP Securities Corp. Vice President, Risk Management
                                                         Liaison, Bank of America (1996-1999). Vice President, Securities
                                                         Compliance, The Prudential Insurance Company of America (1993-1996). Branch
                                                         Chief/Financial Analyst, Securities and Exchange Commission, Division of
                                                         Investment Management (1972-1993).
-----------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss (50)       Treasurer since 2000.      Vice President, Fund Accounting (1994-present) and Treasurer
                                                         (1996-present), Phoenix Equity Planning Corporation. Treasurer, Phoenix
                                                         Fund Complex (1994-present).
-----------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth (44)       Secretary since 2002.      Vice President and Insurance and Investment Products Counsel
  One American Row                                       (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company.
  Hartford, CT 06102                                     Secretary, Phoenix Fund Complex (2002-present).
-----------------------------------------------------------------------------------------------------------------------------------

PHOENIX MULTI-SERIES TRUST

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM



--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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

                 (This page has been left blank intentionally.)

                                                                 ---------------
                                                                    PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 LOUISVILLE, KY
                                                                 PERMIT NO. 1051
                                                                 ---------------

[GRAPHIC OMITTED]
PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

[LOGO]
PHOENIX
INVESTMENT PARTNERS, LTD.
[GRAPHIC OMITTED]

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.




                                                         E-DELIVERY
                                                         OF YOUR FUND
                                                         COMMUNICATIONS
                                                         NOW AVAILABLE!

                                                         TO SIGN UP, GO TO
                                                         THE INDIVIDUAL
                                                         INVESTORS AREA AT
                                                         PHOENIXINVESTMENTS.COM
                                                         AND LOG IN. SELECT AN
                                                         ACCOUNT, THEN CLICK THE
                                                         "E-DELIVERY" BUTTON.









PXP 1513 (6/03)

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]


ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures as of the date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

(a)(1)   Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Multi-Series Trust
             --------------------------

By (Signature and Title)*  /s/ PHILIP R. MCLOUGHLIN
                           -----------------------------------------------------
                               Philip R. McLoughlin, Chairman
                               (principal executive officer)

Date                           JULY 3, 2003
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ PHILIP R. MCLOUGHLIN
                           -----------------------------------------------------
                               Philip R. McLoughlin, Chairman
                               (principal executive officer)

Date                           JULY 3, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ NANCY G. CURTISS
                           -----------------------------------------------------
                               Nancy G. Curtiss, Treasurer
                               (principal financial officer)

Date                           JULY 3, 2003
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.